OMB Number 3235-0307
Expires 04/30/03
Estimated average burden hours per response 248.25

      As filed with the Securities and Exchange Commission on July 30, 2002

                                 Securities Act of 1933 Registration No. 2-97506
                                Investment Company Act of 1940 File No. 811-4295
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                        Pre-Effective Amendment No.                        [ ]
                                                   ----

                       Post-Effective Amendment No. 18                     [X]
                                                   ----

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]

                              Amendment No. 22                             [X]
                                           ----


                              --------------------

                    STATE STREET RESEARCH MONEY MARKET TRUST
                    ----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (617) 357-1200

                            Francis J. McNamara, III

                Managing Director, General Counsel and Secretary
                   State Street Research & Management Company
                              One Financial Center
                           Boston, Massachusetts 02111
                -------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of Communications to:

                           Geoffrey R.T. Kenyon, Esq.
                              Goodwin Procter LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

    It is proposed that this filing will become effective under Rule 485:

[ ] Immediately upon filing pursuant to paragraph (b).

[X] On August 1, 2002 pursuant to paragraph (b).

[ ] 60 days after filing pursuant to paragraph (a)(1).
[ ] On ______________ pursuant to paragraph (a)(1).
[ ] 75 days after filing pursuant to paragraph (c)(2).
[ ] On ______________ pursuant to paragraph (a)(2).

     If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              --------------------

The Prospectus and Statement of Additional Information for the State Street Research Money Market Fund (the "Fund") series of the Registrant are included herein.

     SUPPLEMENT NO. 1 DATED AUGUST 1, 2002

TO   PROSPECTUS dated August 1, 2002

FOR  STATE STREET RESEARCH MONEY MARKET FUND
     A SERIES OF STATE STREET RESEARCH MONEY MARKET TRUST

          ACCOUNT POLICIES -- CALCULATING SHARE PRICE
          Under the above caption at page 18 of the Prospectus, the first paragraph is revised in its entirety to read as follows:

          The fund calculates its net asset value every business day at 2:30 p.m. eastern time and the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

[STATE STREET RESEARCH LOGO]                                        MM-6461-0702
                                                 Control Number: (exp0902)SSR-LD

[STATE STREET RESEARCH LOGO]

[GRAPHIC OF CLOCK]


MONEY MARKET FUND

PROSPECTUS - AUGUST 1, 2002

A FUND FOR SHORT-TERM CASH INVESTMENTS OR CURRENT INCOME.

THIS PROSPECTUS HAS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS WILL ALSO BE AVAILABLE IN SPANISH IN SEPTEMBER BY CALLING THE STATE STREET RESEARCH SERVICE CENTER AT 1-888-638-3193

CONTENTS

1 THE FUND

        1  Goal and Strategies
        3  Principal Risks
        4  Volatility and Performance
        6  Investor Expenses
        8  Investment Management

9  YOUR INVESTMENT

        9  Opening an Account
        9  Choosing a Share Class
       11  Sales Charges
       13  Dealer Compensation
       14  Buying and Selling Shares
       18  Account Policies
       20  Distributions and Taxes
       21  Investor Services

22  OTHER INFORMATION

       22  Other Securities and Risks
       24  Financial Highlights
       26  Board of Trustees

BACK COVER For Additional Information

                                       1
THE FUND

[CHESS PIECE] GOAL AND STRATEGIES

FUNDAMENTAL GOAL The fund seeks a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing in high-quality, short-term money market instruments or in U.S. government securities. These may include such short-term corporate debt securities as commercial paper and master demand notes; securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; and bank certificates of deposit and bankers' acceptances.

PRINCIPAL STRATEGIES The fund manages its portfolio subject to strict SEC guidelines, which are designed so that the fund may maintain a stable $1.00 share price, although there is no guarantee that the fund will do so. All of the fund's investments are short-term; the dollar-weighted average portfolio maturity of the fund may not exceed 90 days. The fund invests at least 95% of total assets in high-quality securities called "first tier" securities. These include U.S. government securities and corporate securities that at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that

[SIDEBAR]

[MAGNIFIYING GLASS] WHO MAY WANT TO INVEST

State Street Research Money Market Fund is designed for investors who seek one or more of the following:

-    a fund to complement a portfolio of more aggressive investments
-    a fund for short-term investments
-    a fund for emergency reserve money

The fund is NOT appropriate for investors who:

-    require capital appreciation to meet their investment goals
-    are seeking maximum income
[END SIDEBAR]
are considered equivalent by the investment manager. The fund invests more than 25% of its total assets in the financial services industry.

The fund may invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the investment manager.

Investments typically include instruments such as asset-backed and corporate commercial paper that are used for short-term borrowings, as well as bank instruments such as certificates of deposit. If it chooses, the fund may invest all of its assets in any one type of first tier securities.

The fund may invest in restricted securities. These securities generally are sold to institutional investors and are subject to limitations on how they can be resold.

The fund may adjust the composition of its portfolio as market conditions and economic outlooks change.

For more information about the fund's investments and practices, see page 22.

[STOP SIGN] PRINCIPAL RISKS

Because the fund invests in money market instruments and manages its portfolio to maintain a stable share price, its major risks are those that could affect the overall yield of the fund. Among these situations are those that would cause short-term interest rates to decline, such as strong equity markets or a weak economy. Such a decline would lower the fund's yield and the return on your investment.

To the extent the fund invests in restricted securities, it could hamper the fund's ability to raise cash to meet redemptions. This is because these securities may be new and complex and trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets.

The fund cannot be certain that it will achieve its goal. Furthermore, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you could lose money by investing in the fund.

INFORMATION ON OTHER SECURITIES AND RISKS APPEARS ON PAGE 22.

A "SNAPSHOT" OF THE FUND'S INVESTMENTS MAY BE FOUND IN THE CURRENT ANNUAL OR SEMIANNUAL REPORT (SEE BACK COVER).

[SIDEBAR]

[MAGNIFYING GLASS] THE USES OF MONEY MARKET FUNDS

Money market funds can be a valuable tool in an investor's portfolio for a variety of reasons. For example, money market funds are often used to meet short-term cash investment needs. They also can serve as a place to hold cash pending its use for a longer term investment. Finally, many investors use money market funds to diversify a portfolio of more aggressive investments, especially when they want to reduce their exposure to market volatility or when they expect the market to decline.
[END SIDEBAR]

                           VOLATALITY AND PERFORMANCE

[CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS E)

 YEARS ENDED DECEMBER 31,
           1992              3.15
           1993              2.50
           1994              3.60
           1995              5.33
           1996              4.81
           1997              5.03
           1998              5.04
           1999              4.67
           2000              5.91
           2001              3.61


BEST QUARTER: third quarter 2000, up 1.52%
RETURN FROM 1/1/02 - 6/30/02 (not annualized): up 0.59%
WORST QUARTER: fourth quarter 2001, up 0.51%


                                                                                       AS OF DECEMBER 31, 2001
                                                                                ---------------------------------------
AVERAGE ANNUAL TOTAL RETURN (AT MAXIMUM APPLICABLE SALES CHARGE)                1 YEAR          5 YEARS        10 YEARS
----------------------------------------------------------------                ------          -------        --------
                                  Class B (%)                                   (2.42)            3.46           3.47
                                  Class B(1)(%)(a)                              (2.42)            3.46           3.47
                                  Class C (%)                                    1.58             3.81           3.48
                                  Class E (%)                                    3.61             4.85           4.36
                                  Class S (%)                                    3.61             4.85           4.36
                                  Three-month Treasury Bill Index (%)            3.43             4.84           4.58
                                  Lipper Money Market Funds Index (%)            3.80             4.94           4.51


TO OBTAIN CURRENT YIELD INFORMATION CALL 1-87-SSR-FUNDS.


[FOOTNOTE]
(a) PERFORMANCE FOR CLASS B(1) REFLECTS CLASS B PERFORMANCE THROUGH DECEMBER 31, 1998. CLASS B(1) WAS INTRODUCED ON JANUARY 1, 1999.
[END FOOTNOTE]

[MAGNIFYING GLASS] UNDERSTANDING VOLATILITY AND PERFORMANCE

  The bar chart and table on the opposite page are designed to show two aspects of the fund's track record:

- YEAR-BY-YEAR TOTAL RETURN shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The bar chart includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

- AVERAGE ANNUAL TOTAL RETURN is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate. Average annual total return includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

     Also included are two independent measures of performance. The Three-month Treasury Bill Index is an unmanaged index that measures the average yield of three-month Treasury bills. The Lipper Money Market Funds Index shows you how well the fund has done compared to competing funds. When making comparisons, keep in mind that the Three-month Treasury Bill Index does not include any management fees or other expenses.

     The returns in both the bar chart and the table would have been lower if the distributor had not voluntarily reduced the fund's expenses.

     In both the bar chart and the table, the returns shown for the fund include performance from before the creation of share classes in 1993. If the returns for Class B(1), Class B and Class C from before 1993 had reflected their current service/distribution (12b-1) fees (as described on page 6), these returns would have been lower.

     Keep in mind that past performance is no guarantee of future results.

INVESTOR EXPENSES

                                                                                    CLASS DESCRIPTIONS BEGIN ON PAGE 9
                                                                         --------------------------------------------------------
SHAREHOLDER FEES (% OF OFFERING PRICE)                                   CLASS B       CLASS B(1)        CLASS C    CLASSES E & S
---------------------------------------------------------------------------------------------------------------------------------
                    Maximum front-end sales charge (load)                  0.00            0.00            0.00         0.00

                    Maximum deferred sales charge (load)                   5.00            5.00            1.00         0.00

ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)                 CLASS B        CLASS B(1)       CLASS C    CLASSES E & S
---------------------------------------------------------------------------------------------------------------------------------
                    Management fee                                         0.50            0.50            0.50         0.50

                    Service/distribution (12b-1) fees                      1.00            1.00            1.00         0.00

                    Other expenses                                         0.46            0.46            0.46         0.46
                                                                           ----            ----            ----         ----

                    TOTAL ANNUAL FUND OPERATING EXPENSES*                  1.96            1.96            1.96         0.96
                                                                           ====            ====            ====         ====
                    [FOOTNOTE]
                    *BECAUSE SOME OF THE FUND'S EXPENSES HAVE BEEN
                     SUBSIDIZED OR REDUCED THROUGH EXPENSE OFFSET
                     ARRANGEMENTS, ACTUAL TOTAL OPERATING EXPENSES
                     FOR THE PRIOR YEAR WERE:                              1.70            1.70            1.70         0.70

                    THE FUND EXPECTS THE EXPENSE SUBSIDY TO CONTINUE
                    THROUGH THE CURRENT FISCAL YEAR, ALTHOUGH THERE IS
                    NO GUARANTEE THAT IT WILL.
                    [END FOOTNOTE]

EXAMPLE             YEAR                                                    CLASS B        CLASS B(1)       CLASS C   CLASSES E & S
-----------------------------------------------------------------------------------------------------------------------------------
                    1                                                      $699/$199       $699/$199       $299/$199       $98

                    3                                                      $915/$615       $915/$615         $615         $306

                    5                                                    $1,257/$1,057   $1,257/$1,057      $1,057        $531

                    10                                                       $2,104          $2,104         $2,285       $1,178

[MAGNIFYING GLASS] UNDERSTANDING INVESTOR EXPENSES

     The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund. The information is based on the fund's most recent fiscal year, and current results may be different.

- SHAREHOLDER FEES are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

- ANNUAL FUND OPERATING EXPENSES are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

- The EXAMPLE is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For Class B(1) and Class B shares, it also assumes the automatic conversion to Class E shares after eight years.

     When two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. When there is only one number, the costs would be the same either way.

     The figures in the example assume full annual expenses, and would be lower if they reflected the various expense reductions that may have been taken.

     Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

[THINKER] INVESTMENT MANAGEMENT

     The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. As of June 30, 2002, State Street Research, together with its affiliate SSR Realty, managed approximately $49 billion in assets, of which $32 billion represented institutional clients, $10 billion represented retail mutual funds and individually managed accounts and $7 billion represented sub-advisory relationships.

     The investment manager is responsible for the fund's investment and business activities, and receives the management fee annually as compensation (0.50% of average net assets annually). The investment manager is a subsidiary of MetLife, Inc.

YOUR INVESTMENT

[KEY] OPENING AN ACCOUNT

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[CHECKLIST] CHOOSING A SHARE CLASS

The fund generally offers four share classes, each with its own sales charge and expense structure: Class B(1), Class C, Class E and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.

Class E is the share class that is generally available for initial investment. It is also the share class that is used for exchanges with Class A shares of other State Street Research funds. Class B(1) and Class C are available only by exchange from the corresponding share class of other funds.

If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through financial professionals, you may be eligible to purchase Class S shares.

CLASS B(1) -- BACK LOAD

- Available only to investors exchanging from Class B(1) shares of another State Street Research fund

-    No initial sales charge

-    Deferred sales charge of 5% or less on shares you sell within six years

-    Annual service/distribution (12b-1) fee of 1.00%

- Automatic conversion to Class E shares after eight years, reducing future annual expenses

CLASS B -- BACK LOAD

-    Available only to current Class B shareholders. See page 11 for details.

CLASS C -- LEVEL LOAD

- Available only to investors exchanging from Class C shares of another State Street Research fund

-    No initial sales charge

- Deferred sales charge of 1%, paid if you sell shares within one year of purchase

-    Lower deferred sales charge than Class B(1) shares

-    Annual service/distribution (12b-1) fee of 1.00%

- No conversion to Class E shares after eight years, so annual expenses do not decrease

CLASS E -- NO LOAD

-    Available to all investors purchasing fund shares directly

-    No sales charge of any kind

- No service/distribution (12b-1) fees; annual expenses are lower than other share classes'

CLASS S -- SPECIAL PROGRAMS

- Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

-    No sales charges of any kind

- No service/distribution (12b-1) fees; annual expenses are lower than other share classes

SALES CHARGES

CLASS B(1) -- BACK LOAD

                             THIS % OF NET ASSET VALUE
WHEN YOU SELL SHARES         AT THE TIME OF PURCHASE (OR
IN THIS YEAR AFTER YOU       OF SALE, IF LOWER) IS DEDUCT-
BOUGHT THEM                  ED FROM YOUR PROCEEDS
----------------------------------------------------------
First year                          5.00
Second year                         4.00
Third year                          3.00
Fourth year                         3.00
Fifth year                          2.00
Sixth year                          1.00
Seventh or eighth year              None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSCPolicies" on page 12.

Class B(1) shares automatically convert to Class E shares after eight years; Class E shares have lower annual expenses.

CLASS B -- BACK LOAD

Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge"(CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CDSCPolicies" on page 12.

Class B shares automatically convert to Class E shares after eight years.

CLASS C -- LEVEL LOAD

                             THIS % OF NET ASSET VALUE
WHEN YOU SELL SHARES         AT THE TIME OF PURCHASE (OR
IN THIS YEAR AFTER YOU       OF SALE, IF LOWER) IS DEDUCT-
BOUGHT THEM                  ED FROM YOUR PROCEEDS
----------------------------------------------------------
First year                             1.00
Second year or later                   None

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as described in the table on page 11. See "Other CDSC Policies" below.

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class E shares.

CLASS E -- NO LOAD;

CLASS S -- SPECIAL PROGRAMS

These shares have no sales charges.

OTHER CDSC POLICIES

The CDSC will be based on the net asset value of the shares at the time of purchase (or of sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.

The CDSC is waived on shares sold for participant-initiated distributions from State Street Research prototype retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or for distri-butions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.

[SIDEBAR]
[MAGNIFYING GLASS] UNDERSTANDING SERVICE/DISTRIBUTION FEES

As noted in the descriptions on pages 11 and 12, Class B, Class B(1) and Class C have an annual service/distribution fee, also called a 12b-1 fee.

The fund may pay certain service and distribution fees for a class out of fund assets, as allowed under the 12b-1 plan for the class. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges.

Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on the next page shows how these professionals' commissions are calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.
[END SIDEBAR]

[CHECK] DEALER COMPENSATION

Financial professionals who sell shares of State Street Research funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.

BROKERS FOR PORTFOLIO TRADES

When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research Funds by the broker.

DEALER COMMISSIONS

               INITIAL COMMISSION (%)       ANNUAL FEE (%)
----------------------------------------------------------
Class B(1)             --                       0.25
Class B                --                       0.25
Class C                --                       1.00
Class E               0.00                      0.00
Class S               0.00                      0.00

BUYING AND SELLING SHARES

[CASH REGISTER] POLICIES FOR BUYING SHARES

Once you have chosen a share class, the next step is to determine the amount you want to invest.

MINIMUM INITIAL INVESTMENTS:

-    $1,000 for accounts that use the Investamatic program(a)

-    $2,000 for Individual Retirement Accounts(a)

-    $2,500 for all other accounts

MINIMUM ADDITIONAL INVESTMENTS:

-    $50 for any account

Complete a fund application. You can avoid future inconvenience by signing up now for any services you might later use.

TIMING OF REQUESTS The processing of your order will depend upon the method of payment you choose, as well as the time your order is received. If you are paying for your shares with a check, an order received prior to 4:00 p.m. eastern time will be processed as of 4:00 p.m. on the next business day and you will begin earning dividends on the business day after that.

If you are paying for your shares with a wire transfer, an order and wire payment received prior to 4:00 p.m. eastern time will generally be processed as of 4:00 p.m. on the same day and you will begin earning dividends on the next business day.

WIRE TRANSACTIONS Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. Your bank may charge a fee for wiring money.

[FOOTNOTE]
(a) EXCEPT $500 FOR INDIVIDUAL RETIREMENT ACCOUNTS DURING SPECIAL PROMOTIONAL PERIODS.
[END FOOTNOTE]

INSTRUCTIONS FOR BUYING SHARES

                                                  TO OPEN AN ACCOUNT                              TO ADD TO AN ACCOUNT
[BRIEFCASE]        THROUGH A                      Consult your financial                          Consult your financial
                   PROFESSIONAL                   professional or your program                    professional or your program
                   OR PROGRAM                     materials.                                      materials.

BY MAIL            [MAILBOX]                      Make your check payable to                      Fill out an investment slip
                                                  "State Street Research Funds."                  from an account statement or
                                                  Forward the check and your                      indicate the fund name and
                                                  application to State Street                     account number on your check.
                                                  Research.                                       Make your check payable to
                                                                                                  "State Street Research Funds."
                                                                                                  Forward the check and slip to
                                                                                                  State Street Research.

[CAPITAL BUILDING] BY FEDERAL                     Call to obtain an account                       Call State Street Research to
                   FUNDS WIRE                     number and forward your                         obtain a control number.
                                                  application to State Street                     Instruct your bank to wire
                                                  Research. Wire funds using the                  funds to:
                                                  instructions at right.                          -    State Street Bank and
                                                                                                       Trust Company, Boston, MA
                                                                                                  -    ABA: 011000028
                                                                                                  -    BNF: fund name and share
                                                                                                       class you want to buy
                                                                                                  -    AC: 99029761
                                                                                                  -    OBI: your name and your
                                                                                                       account number
                                                                                                  -    Control: the number given
                                                                                                       to you by State Street
                                                                                                       Research

BY ELECTRONIC      [PLUG]                         Verify that your bank is a                      Call State Street Research to
FUNDS TRANSFER                                    member of the ACH (Automated                    verify that the necessary bank
(ACH)                                             Clearing House) system.                         information is on file for
                                                  Forward your application to                     your account. If it is, you
                                                  State Street Research. Please                   may request a transfer by
                                                  be sure to include the                          telephone or Internet. If not,
                                                  appropriate bank information.                   please ask State Street
                                                  Call State Street Research to                   Research to provide you with
                                                  request a purchase.                             an EZ Trader application.

[CALENDAR]         BY INVESTAMATIC                Forward your application, with                  Call State Street Research to
                                                  all appropriate sections                        verify that Investamatic is in
                                                  completed, to State Street                      place on your account, or to
                                                  Research, along with a check                    request a form to add it.
                                                  for your initial investment                     Investments are automatic once
                                                  payable to "State Street                        Investamatic is in place.
                                                  Research Funds."

BY EXCHANGE        [ARROWS GOING IN OPPOSITE      Read the prospectus for the                     Read the prospectus for the
                    DIRECTIONS]                   fund into which you are                         fund into which you are
                                                  exchanging. Call State Street                   exchanging. Call State Street
                                                  Research or visit our web                       Research or visit our web
                                                  site.                                           site.

STATE STREET RESEARCH SERVICE CENTER
PO Box 8408, Boston, MA 02266-8408

INTERNET www.ssrfunds.com

CALL TOLL-FREE: 1-87-SSR-FUNDS (1-877-773-8637)
(business days 8:00 a.m. - 6:00 p.m., eastern time)

[CASH REGISTER] POLICIES FOR SELLING SHARES

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS Please submit instructions in writing when any of the following apply:

-    you are selling more than $100,000 worth of shares

-    the name or address on the account has changed within the last 30 days

- you want the proceeds to go to a name or address not on the account registration

- you are transferring shares to an account with a different registration or share class

- you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

     CORPORATE ACCOUNTS: certified copy of a corporate resolution

     FIDUCIARY ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

INCOMPLETE SELL REQUESTS State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

TIMING OF REQUESTS Redemption requests received before 4:00 p.m. will be processed as of 4:00 p.m. Proceeds for these redemptions will not be available until the next business day but you will earn a dividend for the day of redemption. Redemption requests received after 4:00 p.m. will be treated as if they had been received as of the opening of the next business day.

WIRE TRANSACTIONS Proceeds sent by federal funds wire must total at least $1,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

OVERNIGHT DELIVERY A shareholder may request that redemption proceeds be sent by check via overnight delivery. A $10 fee will be deducted from either the shareholder's remaining account balance or from the proceeds of the redemption.

SELLING RECENTLY PURCHASED SHARES If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

INSTRUCTIONS FOR SELLING SHARES

                                                       TO SELL SOME OR ALL OF YOUR SHARES
[BRIEFCASE]                 THROUGH A PROFESSIONAL     Consult your financial professional or your
                            OR PROGRAM                 program materials.

BY MAIL                     [MAILBOX]                  Send a letter of instruction, an endorsed stock
                                                       power or share certificates (if you hold
                                                       certificate shares) to State Street Research.
                                                       Specify the fund, the account number and the
                                                       dollar value or number of shares. Be sure to
                                                       include all necessary signatures and any
                                                       additional documents, as well as signature
                                                       guarantees if required (see facing page).

[CAPITAL BUILDING]          BY FEDERAL                 Check with State Street Research to make sure that
                            FUNDS WIRE                 a wire redemption privilege, including a bank
                                                       designation, is in place on your account. Once
                                                       this is established, you may place your request to
                                                       sell shares with State Street Research. Proceeds
                                                       will be wired to your pre-designated bank account.
                                                       (See "Wire Transactions" on facing page.)

BY ELECTRONIC               [PLUG]                     Check with State Street Research to make sure
FUNDS TRANSFER                                         that the EZ Trader feature, including a bank
(ACH)                                                  designation, is in place on your account.
                                                       Once this is established, you may place your
                                                       request to sell shares with State Street
                                                       Research by telephone or Internet. Proceeds
                                                       will be sent to your pre-designated bank
                                                       account.

[COMPUTER]                  BY INTERNET                Visit our web site. Certain limitations may apply.

BY TELEPHONE                [TELEPHONE]                As long as the transaction does not require a
                                                       written request (see facing page), you or your
                                                       financial professional can sell shares by calling
                                                       State Street Research. A check will be mailed to
                                                       your address of record on the following business
                                                       day.

[ARROWS GOING IN OPPOSITE   BY EXCHANGE                Read the prospectus for the fund into which
 DIRECTIONS]                                           you are exchanging. Call State Street Research or
                                                       visit our web site.

BY SYSTEMATIC               [CALENDAR]                 See plan information on page 21.
WITHDRAWAL PLAN

[CHECK]                     BY CHECK                   The checkwriting privilege is available for Class
                                                       E and Class S shares only. If you have requested
                                                       this privilege on your application, you may write
                                                       checks for amounts of $500 or more.

STATE STREET RESEARCH SERVICE CENTER
PO Box 8408, Boston, MA 02266-8408

INTERNET www.ssrfunds.com

CALL TOLL-FREE: 1-87-SSR-FUNDS(1-877-773-8637)
(business days 8:00 a.m. - 6:00 p.m., eastern time)

[POLICIES] ACCOUNT POLICIES

TELEPHONE AND INTERNET REQUESTS When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges or redemptions on your account. For your protection, all telephone calls are recorded.

You may also use our web site for submitting certain requests over the Internet.

As long as State Street Research takes certain measures to authenticate requests over the telephone or Internet for your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. Similarly, you may choose not to use the Internet for your account. The fund may suspend or eliminate the telephone or Internet privileges at any time.

EXCHANGE PRIVILEGES There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to you at the address of record or, depending on the cir-cumstances, may deduct an annual maintenance fee (currently $18).

THE FUND'S BUSINESS HOURS The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

CALCULATING SHARE PRICE The fund calculates its net asset value every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the amortized cost valuation method to determine the value of portfolio securities. However, when the investment manager believes that the use of amortized cost valuation may dilute the value of the shareholders' shares or result in unfairness to shareholders, the fund may take such action as it deems appropriate to eliminate or reduce the extent of any dilution or unfairness.

REINSTATING RECENTLY SOLD SHARES

For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

- In response to unusual market, political or other conditions, the fund may open for business and calculate its net asset value on days and at times that are different than described above.

- Requirements for initial or additional invest-ments, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs may be changed from time to time without further notice or supplement to this prospectus

-    All orders to purchase shares are subject to acceptance by the fund

- At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

- The fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the SEC

-    The fund reserves the right to redeem in kind

- To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

["UNCLE SAM"] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund distributes its net income to shareholders; it declares dividends daily and pays them monthly. The fund does not anticipate paying any capital gains distributions.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS In general, any dividends you receive from the fund are taxable as ordinary income.

Every year, the fund will send you information detailing the amount of ordinary income (and capital gains, if any) distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

BACKUP WITHHOLDING By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[HANDS] INVESTOR SERVICES

INVESTAMATIC PROGRAM Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

SYSTEMATIC WITHDRAWAL PLAN This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZ TRADER This service allows you to purchase or sell fund shares by telephone or over the Internet through the ACH (Automated Clearing House) system.

DIVIDEND ALLOCATION PLAN This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

SYSTEMATIC EXCHANGE This plan allows you to systematically exchange money from one fund to up to four other funds. A minimum of $10,000 in the initial fund is required and any other funds must meet minimum initial investment requirements.

CALL 1-87-SSR-FUNDS (1-877-773-8637) FOR INFORMATION ON ANY OF THE SERVICES DESCRIBED ABOVE.

OTHER INFORMATION

[POLICIES] OTHER SECURITIES AND RISKS

Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

RESTRICTED OR ILLIQUID SECURITIES Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

SECURITIES RATINGS When securities are rated by one or more independent rating agencies, the fund uses these ratings to determine credit quality. In cases where a security has received a rating from only one independent rating agency, it may rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, the fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, the fund must follow the lower rating. If a security is unrated, the fund may assign it to a given category based on its own credit research.

FOREIGN INVESTMENTS The fund may invest in securities issued by foreign companies or banks or their U.S. affiliates. All such securities purchased by the fund are denominated in U.S. dollars. Securities issued by foreign entities generally have more risk than their domestic counterparts, in part because of higher political and economic risks and lack of reliable information.

REPURCHASE AGREEMENTS The fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the fund could lose money.

DERIVATIVES Derivatives, a category that includes options and futures, are financial instruments whose value derives from one or more securities. Certain instruments that are first or second tier securities also may be derivatives, such as short-term, high-quality asset-backed securities. The fund uses derivatives to invest for potential income, and may purchase them to the extent it can purchase any other type of first or second tier security. The values of some derivatives are difficult to determine because they are based on the values of other securities and the markets for some derivatives may be limited. With some derivatives, such as certain option contracts, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

                              FINANCIAL HIGHLIGHTS
[HEADNOTE]
THESE HIGHLIGHTS ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S PERFORMANCE OVER THE PAST FIVE YEARS. THE INFORMATION IN THESE TABLES HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, THE FUND'S INDEPENDENT ACCOUNTANTS. THEIR REPORT AND THE FUND'S FINANCIAL STATEMENTS ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST. TOTAL RETURN FIGURES ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.
[END HEADNOTE]


                                                           CLASS B(1)                                    CLASS B
                                             ---------------------------------------------------------------------------------------
                                                      YEARS ENDED MARCH 31                       YEARS ENDED MARCH 31
                                             ---------------------------------------------------------------------------------------

PER SHARE DATA                               1999(b)    2000     2001       2002      1998       1999      2000      2001     2002
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)       1.000     1.000    1.000      1.000     1.000      1.000     1.000     1.000    1.000
                                             ------     -----    -----      -----     -----      -----     -----     -----    -----
    Net investment income ($)*                0.008     0.038    0.047      0.016     0.040      0.038     0.038     0.047    0.016

    Dividends from net investment
    income ($)                               (0.008)   (0.038)  (0.047)    (0.016)   (0.040)    (0.038)   (0.038)   (0.047)  (0.016)
                                             ------     -----    -----      -----     -----      -----     -----     -----    -----
 Net asset value, end of year ($)             1.000     1.000    1.000      1.000     1.000      1.000     1.000     1.000    1.000
                                             ======     =====    =====      =====     =====      =====     =====     =====    =====
 Total return (%)(a)                          0.84(c)   3.88     4.81       1.57      4.09       3.85      3.88      4.81     1.57

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)       732     2,620   10,212     15,669    14,567     30,288    29,486    28,407   25,444

 Expense ratio (%)*                           1.66(d)   1.66     1.70       1.71      1.65       1.66      1.66      1.70     1.71

 Expense ratio after expense
 reductions (%)*                              1.65(d)   1.65     1.69       1.70      1.65       1.65      1.65      1.69     1.70

 Ratio of net investment income
 to average net assets (%)*                   3.40(d)   3.97     4.69       1.35      4.01       3.73      3.84      4.69     1.55

 *Reflects voluntary reduction of expenses
    of these amounts (%)                      0.11(d)   0.26     0.49       0.25      0.20       0.11      0.24      0.37     0.25

                                                                       CLASS C
                                            ----------------------------------------------------------
                                                                  YEARS ENDED MARCH 31
                                            ----------------------------------------------------------
PER SHARE DATA                                    1998         1999         2000       2001      2002
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)           1.000        1.000        1.000      1.000     1.000
                                                  -----        -----        -----      -----     -----
    Net investment income ($)*                    0.040        0.038        0.038      0.047     0.016

    Dividends from net investment
    income ($)                                   (0.040)      (0.038)      (0.038)    (0.047)   (0.016)
                                                  -----        -----        -----      -----     -----
 Net asset value, end of year ($)                 1.000        1.000        1.000      1.000     1.000
                                                  =====        =====        =====      =====     =====
 Total return (%)(a)                              4.09         3.85         3.88       4.81      1.57

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)          2,314        2,286        1,607      4,541     6,432

 Expense ratio (%)*                               1.65         1.66         1.66       1.70      1.71

 Expense ratio after expense
 reductions (%)*                                  1.65         1.65         1.65       1.69      1.70

 Ratio of net investment income
 to average net assets (%)*                       4.01         3.72         3.83       4.68      1.24

 *Reflects voluntary reduction of expenses
    of these amounts (%)                          0.20         0.11         0.22       0.43      0.29

                                                                                   CLASS E
                                                    ----------------------------------------------------------------
                                                                               YEARS ENDED MARCH 31
                                                    ----------------------------------------------------------------
PER SHARE DATA                                         1998         1999         2000          2001           2002
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)                1.000        1.000        1.000        1.000          1.000
                                                      ------       ------        -----        -----          ------
    Net investment income ($)*                         0.050        0.048        0.048        0.057           0.026

    Dividends from net investment income ($)          (0.050)      (0.048)      (0.048)      (0.057)         (0.026)
                                                      ------       ------        -----        -----          ------
 Net asset value, end of year ($)                      1.000        1.000        1.000        1.000           1.000
                                                      ======       ======        =====        =====          ======
 Total return (%)(a)                                   5.12         4.88         4.92         5.86            2.59

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)            221,475      331,094      319,740      380,904         302,428

 Expense ratio (%)*                                    0.65         0.66         0.66         0.70            0.71

 Expense ratio after expense reductions (%)*           0.65         0.65         0.65         0.69            0.70

 Ratio of net investment income

 to average net assets (%)*                            5.01         4.74         4.79         5.70            2.63

 *Reflects voluntary reduction of expenses
    of these amounts (%)                               0.20         0.11         0.25         0.37            0.25

                                                                                    CLASS S
                                                    ----------------------------------------------------------------
                                                                             YEARS ENDED MARCH 31
                                                    ----------------------------------------------------------------
PER SHARE DATA                                         1998         1999           2000          2001         2002
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)                 1.000        1.000         1.000         1.000        1.000
                                                        -----        -----         -----         -----        ------
    Net investment income ($)*                          0.050        0.048         0.048         0.057        0.026

    Dividends from net investment income ($)           (0.050)      (0.048)       (0.048)       (0.057)      (0.026)
                                                        -----        -----         -----         -----        ------
 Net asset value, end of year ($)                       1.000        1.000         1.000         1.000        1.000
                                                        =====        =====         =====         =====        ======
 Total return (%)(a)                                    5.12         4.88          4.92          5.86         2.59

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)              13,500       26,842        19,629           30,004    32,919

 Expense ratio (%)*                                     0.65         0.66          0.66          0.70         0.71

 Expense ratio after expense reductions (%)*            0.65         0.65          0.65          0.69         0.70

 Ratio of net investment income

 to average net assets (%)*                             5.01         4.77          4.77          5.69         2.54

 *Reflects voluntary reduction of expenses
    of these amounts (%)                                0.20         0.11          0.23          0.40         0.25


[FOOTNOTE]
(a) DOES NOT REFLECT ANY FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT VOLUNTARILY REDUCED A PORTION OF THE FUND'S EXPENSES.

(b)  JANUARY 1, 1999 (COMMENCEMENT OF SHARE CLASS) TO MARCH 31, 1999.

(c)  NOT ANNUALIZED.

(d)  ANNUALIZED.
[END FOOTNOTE]

                               BOARD OF TRUSTEES


[COLUMNS]
The Board of Trustees is responsible for supervising the operation of the fund. It establishes the fund's major policies, reviews investments, and provides guidance to the investment manager and others who provide services to the fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.


RICHARD S. DAVIS
CHAIRMAN OF THE BOARD, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
State Street Research & Management Company

BRUCE R. BOND
FORMER CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE OFFICER AND PRESIDENT, PictureTel Corporation

STEVE A. GARBAN
FORMER SENIOR VICE PRESIDENT FOR FINANCE AND OPERATIONS AND TREASURER, The Pennsylvania State University

DEAN O. MORTON
FORMER EXECUTIVE VICE PRESIDENT, CHIEF OPERATING OFFICER AND DIRECTOR, Hewlett-Packard Company

SUSAN M. PHILLIPS
DEAN, School of Business and Public Management, George Washington University, FORMER MEMBER of the Board of Governors of the Federal Reserve System and CHAIRMAN AND COMMISSIONER OF THE Commodity Futures Trading Commission

TOBY ROSENBLATT
PRESIDENT, Founders Investments Ltd.

MICHAEL S. SCOTT MORTON
JAY W. FORRESTER PROFESSOR OF MANAGEMENT, Sloan School of Management, Massachusetts Institute of Technology

JAMES M. STOREY
ATTORNEY; FORMER PARTNER, DECHERT

 NOTES

 NOTES

 NOTES

FOR ADDITIONAL INFORMATION

You can find additional information on the fund's structure and its performance in the following documents:

ANNUAL/SEMIANNUAL REPORTS While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. The annual report also includes the report of the fund's independent accountants on the fund's financial statements.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

TICKER SYMBOLS
-----------------------------------------------------------
 Class B(1) (proposed)                                SSPXX

 Class B                                              SSBXX

 Class C     (proposed)                               SSDXX

 Class E                                              SSRXX

 Class S     (proposed)                               SSSXX


                                                                    MM-2150-0702
                                                Control Number: (exp 0803)SSR-LD


[SIDEBAR]
IF YOU HAVE QUESTIONS ABOUT THE FUND OR WOULD LIKE TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR SAI, CONTACT STATE STREET RESEARCH OR YOUR FINANCIAL PROFESSIONAL.

[STATE STREET RESEARCH LOGO]

Service Center
P.O. Box 8408, Boston, MA 02266-8408
Telephone: 1-87-SSR-FUNDS
           1-877-773-8637)
Internet: www.ssrfunds.com

YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUND, INCLUDING THE SAI AND CERTAIN OTHER FUND DOCUMENTS, ON THE SEC'S EDGAR DATABASE ON THE INTERNET AT www.sec.gov, BY ELECTRONIC REQUEST AT publicinfo@sec.gov, IN PERSON AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC (TELEPHONE 1-202-942-8090) OR BY MAIL BY SENDING YOUR REQUEST, ALONG WITH A DUPLICATING FEE, TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, DC 20549-0102.

PROSPECTUS

SEC File Number: 811-4295

[END SIDEBAR]

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                     STATE STREET RESEARCH MONEY MARKET FUND

              A SERIES OF STATE STREET RESEARCH MONEY MARKET TRUST

                                 AUGUST 1, 2002

     This Statement of Additional Information is divided into two sections:
Section I contains specific information about the Fund's investment policies.
Section II contains more general information about the Fund and additional information about certain securities and investment practices.

     The Statement of Additional Information is not a Prospectus. It should be read in conjunction with the prospectus dated August 1, 2002.

     The Prospectus may be obtained without charge from State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690, or by calling 1-87-SSR-FUNDS (1-877-773-8637).

     Financial statements for the Fund, as of and for the fiscal year ended March 31, 2002 are included in the Fund's Annual Report to Shareholders for that year. The annual report is incorporated by reference herein and is available without charge, upon request by calling the State Street Research Service Center at 1-87-SSR-FUNDS (1-877-773-8637).


CONTROL NUMBER: (exp0803)SSR-LD                                     MM-2151-0802

                                TABLE OF CONTENTS
                                -----------------

                                                                          Page
                                                                          ----
DEFINITIONS...........................................................      (ii)

SECTION I.............................................................    I, 1-1

      STATE STREET RESEARCH MONEY MARKET FUND.........................    I, 1-1
      A.   The Fund...................................................    I, 1-1
      B.   Investment Objective.......................................    I, 1-1
      C.   Fundamental and Nonfundamental Restrictions................    I, 1-1
      D.   Restricted or Illiquid Securities..........................    I, 1-3
      E.   Industry Classifications...................................    I, 1-4
      F.   Money Market Instruments...................................    I, 1-6
      G.   The Board of Trustees, Officers and Fund Ownership.........   I, 1-12
      H.   Principal Holders of Securities............................   I, 1-18
      I.   Trustee Compensation.......................................   I, 1-21
      J.   Investment Advisory Fee....................................   I, 1-22
      K.   Distributor's Payment of Fund Expenses.....................   I, 1-22
      L.   Brokerage Commissions......................................   I, 1-22
      M.   Sales Charges on Shares of the Fund........................   I, 1-23
      N.   Rule 12b-1 Fees............................................   I, 1-23
      O.   Performance................................................   I, 1-25




                                      (i)

                                   DEFINITIONS
                                   -----------

     Each of the following terms used in this Statement of Additional Information has the meaning set forth below.

"1940 ACT" means the Investment Company Act of 1940, as amended.

"DISTRIBUTOR" means State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690.

"INVESTMENT MANAGER" means State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111-2690.

"METLIFE" means Metropolitan Life Insurance Company.

"NYSE" means the New York Stock Exchange, Inc.

"VOTE OF THE MAJORITY OF THE OUTSTANDING VOTING SECURITIES" means the vote, at the annual or a special meeting of security holders duly called, (i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or
(ii) of more than 50% of the outstanding voting securities, whichever is less.


                                      (ii)

                                    SECTION I
                                    ---------


1.   STATE STREET RESEARCH MONEY MARKET FUND

A.   THE FUND

     The Fund was organized in 1985 as a separate series of State Street Research Money Market Trust, a Massachusetts business trust. The Trust is an "open-end" management investment company, as defined in the 1940 Act. A "series" is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies from those of another series. The Trust currently is comprised of one series: State Street Research Money Market Fund.

     The Fund is an "open-end" management investment company, and is a "diversified company" as those terms are defined in the 1940 Act. The Fund also intends to qualify as a "money market fund" within the meaning of Rule 2a-7 under the 1940 Act, which includes complying with the portfolio quality, maturity and diversification requirements of that rule. Pursuant to Rule 2a-7, compliance with the diversification requirements under the rule constitutes meeting the definitional requirements of a diversified company under the 1940 Act. Generally, a fund that intends to meet its diversification requirements under Rule 2a-7 may not invest more than 5% of its total assets in any one issuer, although this limit may be greater if the securities are held for short periods, are guaranteed or are subject to certain redemption or resale rights, and there is no limit on investments in U.S. Government securities.

B.   INVESTMENT OBJECTIVE

     The investment objective of State Street Research Money Market Fund is fundamental and may not be changed by the Fund except by the affirmative vote of a majority of the outstanding voting securities of the Fund.

C.   FUNDAMENTAL AND NONFUNDAMENTAL RESTRICTIONS

     The Fund has adopted certain investment restrictions, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed by the Fund except by the affirmative vote of a majority of the outstanding voting securities of the Fund. Restrictions that are not fundamental may be changed by a vote of a majority of the Trustees of the Trust.

FUNDAMENTAL INVESTMENT RESTRICTIONS

         It is the Fund's policy:


                                     I, 1-1

          (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

          (2)  not to issue senior securities;

          (3) not to underwrite or participate in the marketing of securities of other issuers;

          (4)  not to purchase or sell real estate in fee simple;

          (5)  not to invest in commodities or commodity contracts;

          (6) not to lend money directly to natural persons; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes, bills and any other debt-related instruments or interests directly from the issuer thereof or in the open market and may enter into repurchase transactions collateralized by obligations of the U.S. Government and its agencies and instrumentalities or other high quality securities;

          (7)  not to conduct arbitrage transactions;

          (8) not to invest in interests in oil, gas or other mineral exploration or development programs (provided that the Fund may invest in securities which are based, directly or indirectly, on the credit of companies which invest in or sponsor such programs);

          (9) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in the securities of issuers principally engaged in any one industry, as based on industry classifications as may be described in the Fund's Prospectus or Statement of Additional Information, as amended from time to time, except that the Fund will invest more than 25% of its total assets in the financial services industry and except that this limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or obligations of banks as described in the Fund's Prospectus or Statement of Additional Information, as amended from time to time; and

          (10) not to borrow money (through reverse repurchase agreements or otherwise) except for extraordinary and emergency purposes, such as permitting redemption requests to be honored, and then not in an amount in excess of 10% of the value of its total assets, provided that additional investments will be suspended during any period when borrowings exceed 5% of the Fund's total


                                     I, 1-2
               assets and provided further that reverse repurchase agreements shall not exceed 5% of the Fund's total assets. Reverse repurchase agreements occur when the Fund sells money market securities and agrees to repurchase such securities at an agreed-upon price, date and interest payment. The Fund would use the proceeds from the transaction to buy other money market securities, which are either maturing or under the terms of a resale agreement, on the same day as (or day prior to) the expiration of the reverse repurchase agreement, and would employ a reverse repurchase agreement when interest income from investing the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

          It is the Fund's policy:

          (1) not to purchase any security or enter into a repurchase agreement if as a result more than 10% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

          (2) not to purchase securities on margin, make a short sale of any securities or purchase or deal in puts, calls, straddles or spreads with respect to any security;

          (3) not to hypothecate, mortgage or pledge any of its assets except as may be necessary in connection with permitted borrowings and then not in excess of 15% of the Fund's total assets, taken at cost; and

          (4) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act, or any exemptive order from the Securities and Exchange Commission, or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange.

D.   RESTRICTED OR ILLIQUID SECURITIES

     Many of the securities that comprise the markets for short-term money market investments are not registered with the SEC and are therefore restricted as to how they can be resold. However, a number of institutions such as the Fund trade in the restricted securities in these markets. The Fund may invest without limit in restricted securities. While some of these securities may be illiquid when issued or could become illiquid, the Fund limits its holdings of illiquid securities to 10% of its net assets.


                                     I, 1-3

     The restricted securities in which the Fund invests include various kinds of money market investments, such as commercial paper issued by corporations and financial institutions, as well as commercial paper backed by pools of assets, such as credit card receivables. Some of these restricted securities may be deemed to be liquid because, among other things, they can be resold among qualified institutional buyers under a special SEC rule, Rule 144A. However, the Rule 144A market is still developing and there is no assurance that securities that may be resold under Rule 144A will maintain their liquidity.

E.   INDUSTRY CLASSIFICATIONS

     In determining how much of the Fund's portfolio is invested in a given industry, the following industry classifications are currently used. Securities issued by foreign governments are excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect such financing companies. The Fund will invest more than 25% of its total assets in the financial services industries. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed--Mortgages" includes private pools of nongovernment-backed mortgages.

     The Fund may elect to concentrate its investments in obligations of domestic banks, including certain U.S. branches and agencies of foreign banks and certain foreign branches of U.S. banks as described under "Money Market Instruments." The Fund expects that investment, if any, in such obligations will consist principally of obligations which are issued by U.S. branches and agencies of foreign banks for sale in the U.S., and the Investment Manager believes that the risks described below are reduced in the case of such bank obligations. The Fund also may invest up to 25% of its total assets in obligations of foreign banks located abroad and obligations of foreign branches of domestic banks not having a guarantee of a U.S. bank. This 25% limit does not apply to investments in U.S. branches of foreign banks, which may be considered domestic banks if it can be demonstrated that they are subject to the same regulation as United States banks.


                                     I, 1-4

Autos & Transportation
----------------------
Air Transport
Auto Parts
Automobiles
Miscellaneous
  Transportation
Railroad Equipment
Railroads
Recreational Vehicles &
  Boats
Tires & Rubber
Truckers

Consumer Discretionary
----------------------
Advertising Agencies
Casino/Gambling,
  Hotel/Motel
Commercial Services
Communications, Media
  & Entertainment
Consumer Electronics
Consumer Products
Consumer Services
Household Furnishings
Leisure Time
Photography
Printing & Publishing
Restaurants
Retail
Shoes
Textile & Apparel
  Manufacturers
Toys

Consumer Staples
----------------
Beverages
Drug & Grocery Store
  Chains
Foods
Household Products
Tobacco

Financial Services
------------------
Banks & Savings and
  Loans
Financial Data Processing
  Services & Systems
Insurance
Miscellaneous Financial
Real Estate Investment
  Trusts
Rental & Leasing
  Services:  Commercial
Securities Brokerage &
  Services

Health Care
-----------
Drugs & Biotechnology
Health Care Facilities
Health Care Services
Hospital Supply
Service Miscellaneous

Integrated Oils
---------------
Oil: Integrated Domestic
Oil: Integrated
International

Materials & Processing
----------------------
Agriculture
Building & Construction
Chemicals
Containers & Packaging
Diversified Manufacturing
Engineering &
  Contracting Services
Fertilizers
Forest Products
Gold & Precious Metals
Miscellaneous Materials &
  Processing
Non-Ferrous Metals
Office Supplies
Paper and Forest Products
Real Estate & Construction
Steel
Textile Products

Other
-----
Trust Certificates--
  Government Related
Lending
Asset-backed--Mortgages
Asset-backed--Credit
  Card Receivables
Miscellaneous
Multi-Sector Companies

Other Energy
------------
Gas Pipelines
Miscellaneous Energy
Offshore Drilling
Oil and Gas Producers
Oil Well Equipment &
   Services

Producer Durables
-----------------
Aerospace
Electrical Equipment &
  Components
Electronics: Industrial
Homebuilding
Industrial Products
Machine Tools
Machinery
Miscellaneous Equipment
Miscellaneous Producer
  Durables
Office Furniture &
  Business Equipment
Pollution Control and
  Environmental Services
Production Technology
  Equipment
Telecommunications
  Equipment

Technology
----------
Communications
  Technology
Computer Software
Computer Technology
Electronics
Electronics:  Semi-
  Conductors/Components
Miscellaneous Technology

Utilities
---------
Miscellaneous Utilities
Utilities: Cable TV &
  Radio
Utilities: Electrical
Utilities: Gas Distribution
Utilities:
  Telecommunications
Utilities:  Water


                                     I, 1-5

F.   MONEY MARKET INSTRUMENTS

     The following describes further the money market instruments in which the Fund may invest, as well as certain debt ratings used by the Fund, and is provided as a supplement to the discussion appearing in the Fund's Prospectus.

SHORT-TERM CORPORATE AND OTHER SECURITIES

     Short-term corporate debt instruments include commercial paper (i.e., short-term, unsecured promissory notes) issued by corporations (including bank holding companies) to finance short-term credit needs. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

     Short-term corporate debt instruments also include master demand notes. Master demand notes are obligations of companies that permit an investor to invest fluctuating amounts at varying rates of interest pursuant to arrangements between the investor, as lender, and the companies, as borrowers. The Fund will have the right, at any time, to increase the amount lent up to the full amount provided by a note. Because the Fund may also decrease the amount lent at any time, such instruments are highly liquid and in effect have a maturity of one business day. The borrower will have the right, at any time, to prepay up to the full amount of the amount borrowed without penalty. Because the notes are direct lending obligations between the Fund and the borrowers, they are generally not traded and there is no secondary market. Consequently, the Fund's ability to receive repayment will depend upon the borrower's ability to pay principal and interest on the Fund's demand. The Fund will invest only in notes that either have the ratings described below for commercial paper or (because notes are not typically rated by credit rating agencies) unrated notes that are issued by companies having the ratings described below for issuers of commercial paper. The Fund does not expect that the notes will be backed by bank letters of credit. State Street Research & Management Company, the Fund's investment manager (the "Investment Manager") will monitor the value of the Fund's investments in commercial paper and master demand notes, taking into account such factors as the issuer's earning power, cash flow and other liquidity ratios.

     Commercial paper investments at the time of purchase will be rated in one of the two highest rating categories by a nationally recognized statistical rating organization, such as within the A-1 or A-2 categories by Standard & Poor's Corporation ("S&P") or within the Prime-1 or Prime-2 categories by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding debt issue rated at least within the AA category by S&P or within the Aa category by Moody's or equivalent. See "Debt Securities Ratings" below for further information.

     Under certain limited circumstances, the Fund may invest in nonconvertible corporate debt securities (e.g., bonds and debentures which may be issued by U.S. or Canadian corporations) with no more than 397 calendar days remaining either to the date of maturity or the date on which, under the indenture governing the security, it may be sold back to the


                                     I, 1-6
issuer thereof for payment of principal and accrued interest. Corporate debt securities with a remaining maturity of 397 calendar days or less are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Such securities also tend to have considerably less market value fluctuation than longer term issues.

     Corporate debt and other securities in which the Fund invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940
Act) that are determined to present minimal credit risks. In general, the term "Eligible Security" is limited to any security that:

     (i) (a) either (1) has received a short-term rating from a nationally recognized statistical rating organization ("NRSRO") or has been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security or (2) is subject to a guarantee that has received a short-term rating from an NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or

     (ii) is unrated but is of comparable quality to a rated security as described in (i), above, and which at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from an NRSRO in any NRSRO major rating category outside of the NRSRO's three highest major rating categories, unless the security has received a long-term rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

     As indicated in the Fund's Prospectus, at least 95% of the Fund's total assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act. The Fund may invest up to 25% of its assets in "first tier" eligible securities of a single issuer for a period of up to three business days. The Fund may invest up to 5% of its portfolio in "second tier" eligible securities as defined in Rule 2a-7. For this purpose, "second tier" eligible securities generally are those which have been
(i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities. The Fund may not invest more than the greater of 1% of its total assets or $1 million in "second tier" eligible securities of any single issuer.


                                     I, 1-7

BANK MONEY INVESTMENTS

     Bank money investments include but are not limited to certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

     U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

U.S. TREASURY OBLIGATIONS

     U.S. Government securities consist of various types of marketable securities issued by the U.S. Treasury, that is, bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.


                                     I, 1-8

     Securities issued or guaranteed as to principal and interest by the U.S. Government may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are currently traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The interest and principal payments on the U.S. Treasury securities underlying STRIPS are direct obligations of the U.S. Government.

U.S. GOVERNMENT AGENCY AND SIMILAR SECURITIES

     U.S. Government agency securities consist of fixed income securities issued or guaranteed by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies and instrumentalities include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association, Export-Import Bank of the U.S., Federal Maritime Administration, General Services Administration and Tennessee Valley Authority. Instrumentalities include, for example, the Central Bank for Cooperatives, Federal Home Loan Banks, Federal Farm Credit Banks, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and the U.S. Postal Service. The Fund will purchase such securities only so long as they are backed by any of (i) the full faith and credit of the U.S. Treasury (e.g., U.S. Treasury bills, bonds and notes and GNMA participation certificates), (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of the Farmers Home Administration), (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association) or (iv) the credit of the agency or instrumentality (e.g., securities of a Federal Home Loan Bank).

     The Fund may also invest in the obligations of mixed-ownership Government corporations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

CUSTODIAL RECEIPTS

     The Fund may acquire, subject to the limitations described herein, custodial receipts that evidence ownership of future interest payments, principal payments or both on certain


                                     I, 1-9

U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be treated as U.S. Government securities.

Debt Securities Ratings
-----------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated A or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign:
A-1+.)

     The rating Prime is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

DESCRIPTION OF THE HIGHEST CORPORATE BOND AND DEBENTURE RATINGS OF S&P

     AAA: An obligation rated within the AAA category has the highest rating assigned by S&P. Capacity to meet the financial commitment on the obligation is extremely strong.

     AA: An obligation rated within the AA category differs from AAA issues only in small degree. Capacity to meet the financial commitment on the obligation is very strong.

DESCRIPTION OF THE HIGHEST CORPORATE BOND AND DEBENTURE RATINGS OF MOODY'S

     Aaa: Bonds which are rated within the Aaa category are judged to be of the best quality. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                                    I, 1-10

     Aa: Bonds which are rated within the Aa category are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat greater than in Aaa securities.

     For more information on certain investment practices that the Fund may follow, see "Additional Risks and Information Concerning Investment Techniques" in Section Two.


                                    I, 1-11

G.   THE BOARD OF TRUSTEES, OFFICERS AND FUND OWNERSHIP

     The Board of Trustees is responsible for supervising the operation of the Fund. It establishes the Fund's major policies, reviews investments, and provides guidance to the Investment Manager and others who provide services to the Fund.

     The Audit Committee of the Board of Trustees held two meetings during the most recently completed fiscal year. The present members of the Audit Committee are Steve A. Garban, Dean O. Morton, Michael S. Scott Morton and James M. Storey. The duties of this Committee include meeting with representatives of the Trust's independent accountants both to review the range of the accountants' activities and to discuss the Trust's system of internal controls. Thereafter, the Committee reports to the Board on the Committee's findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm.

     The Governance Committee of the Board of Trustees met once during the most recently completed fiscal year. The present members of the Governance Committee of each Board of Trustees are Steve A. Garban, Dean O. Morton, Toby Rosenblatt and Michael S. Scott Morton. The duties of this Committee include consideration of recommendations on nominations for Trustees, review of the composition of the Board, and recommendations respecting attendance, frequency of meetings, compensation and similar matters. The Governance Committee will consider nominees recommended by shareholders; shareholders may submit recommendations to the attention of the Secretary of the Trust, One Financial Center, 30th Floor, Boston, Massachusetts 02111.

     The Valuation Committee of the Board of Trustees did not meet during the most recently completed fiscal year. The present members of the Valuation Committee are Steve A. Garban and Michael S. Scott Morton. The duties of this Committee are: to establish broad policies respecting Fund investments in restricted securities and the valuation of securities; to approve the proposed acquisition of certain securities; and to approve the valuation method of investments for which reliable market valuations are not available to the Investment Manager. An internal valuation committee of the Investment Manager, which meets on a regular basis to discuss liquidity and valuation issues, is subject to oversight by the Valuation Committee. At each regularly scheduled meeting of the full Board any valuation methodology approved by the Valuation Committee is submitted for approval.

     The Trustees and principal officers of the Trust are identified below, together with biographical information.


                                    I, 1-12

----------------------- -------------- ------------- ----------------- -------------------- ----------------------
                                         TERM OF
                                        OFFICE AND      PRINCIPAL      NUMBER OF FUNDS IN
                         POSITION(S)    LENGTH OF      OCCUPATIONS        FUND COMPLEX       OTHER DIRECTORSHIPS
    NAME, ADDRESS           HELD           TIME       DURING PAST 5        OVERSEEN BY             HELD BY
      AND AGE(a)          WITH FUND     SERVED(b)         YEARS        TRUSTEE/OFFICER(c)      TRUSTEE/OFFICER
======================= ============== ============= ================= ==================== ======================
INDEPENDENT
TRUSTEES
======================= ============== ============= ================= ==================== ======================
Bruce R. Bond (56)      Trustee        Since 1999    Retired;                  28           Ceridian Corporation
                                                     formerly,
                                                     Chairman of the
                                                     Board, Chief
                                                     Executive
                                                     Officer and
                                                     President,
                                                     PictureTel
                                                     Corporation
                                                     (video
                                                     conferencing
                                                     systems)
----------------------- -------------- ------------- ----------------- -------------------- ----------------------

----------------------- -------------- ------------- ----------------- -------------------- ----------------------
Steve A. Garban (64)    Trustee        Since 1998    Retired;                  48           Metropolitan Series
                                                     formerly,                              Fund, Inc.(d)
                                                     Senior Vice
                                                     President for
                                                     Finance and
                                                     Operations and
                                                     Treasurer,
                                                     The
                                                     Pennsylvania
                                                     State
                                                     University
----------------------- -------------- ------------- ----------------- -------------------- ----------------------

----------------------- -------------- ------------- ----------------- -------------------- ----------------------
Dean O. Morton (70)     Trustee        Since 1986    Retired;                  48           The Clorox Company;
                                                     formerly,                              KLA-Tencor
                                                     Executive Vice                         Corporation;
                                                     President,                             BEA Systems, Inc.;
                                                     Chief Operating                        Cepheid; Pharsight
                                                     Officer and                            Corporation and
                                                     Director,                              Metropolitan Series
                                                     Hewlett-Packard                        Fund, Inc.(d)
                                                     Company
                                                     (computer
                                                     manufacturer)
----------------------- -------------- ------------- ----------------- -------------------- ----------------------

----------------------- -------------- ------------- ----------------- -------------------- ----------------------


                                    I, 1-13

----------------------- -------------- ------------- ----------------- -------------------- ----------------------
                                         TERM OF
                                        OFFICE AND      PRINCIPAL      NUMBER OF FUNDS IN
                         POSITION(S)    LENGTH OF      OCCUPATIONS        FUND COMPLEX       OTHER DIRECTORSHIPS
    NAME, ADDRESS           HELD           TIME       DURING PAST 5        OVERSEEN BY             HELD BY
      AND AGE(a)          WITH FUND     SERVED(b)         YEARS        TRUSTEE/OFFICER(c)      TRUSTEE/OFFICER
======================= ============== ============= ================= ==================== ======================
Susan M. Phillips (57)  Trustee        Since 1998    Dean, School of           28           None
                                                     Business and
                                                     Public
                                                     Management,
                                                     George
                                                     Washington
                                                     University;
                                                     formerly, a
                                                     member of the
                                                     Board of
                                                     Governors of
                                                     the Federal
                                                     Reserve System
                                                     and Chairman and
                                                     Commissioner of
                                                     the Commodity
                                                     Futures Trading
                                                     Commission.
----------------------- -------------- ------------- ----------------- -------------------- ----------------------

----------------------- -------------- ------------- ----------------- -------------------- ----------------------
Toby Rosenblatt (64)    Trustee        Since 1993    President,                48           A.P. PHARMA, Inc.;
                                                     Founders                               and Metropolitan
                                                     Investments                            Series Fund, Inc.(d)
                                                     Ltd.
                                                     (investments);
                                                     formerly,
                                                     President, The
                                                     Glen Ellen
                                                     Company
                                                     (private
                                                     investment firm)
----------------------- -------------- ------------- ----------------- -------------------- ----------------------

----------------------- -------------- ------------- ----------------- -------------------- ----------------------
Michael S. Scott        Trustee        Since 1987    Jay W. Forrester          48           Metropolitan Series
Morton (64)                                          Professor of                           Fund, Inc.(d)
                                                     Management,
                                                     Sloan School of
                                                     Management,
                                                     Massachusetts
                                                     Institute of
                                                     Technology
----------------------- -------------- ------------- ----------------- -------------------- ----------------------

----------------------- -------------- ------------- ----------------- -------------------- ----------------------


                                    I, 1-14

----------------------- -------------- ------------- ----------------- -------------------- ----------------------
                                         TERM OF
                                        OFFICE AND      PRINCIPAL      NUMBER OF FUNDS IN
                         POSITION(S)    LENGTH OF      OCCUPATIONS        FUND COMPLEX       OTHER DIRECTORSHIPS
    NAME, ADDRESS           HELD           TIME       DURING PAST 5        OVERSEEN BY             HELD BY
      AND AGE(a)          WITH FUND     SERVED(b)         YEARS        TRUSTEE/OFFICER(c)      TRUSTEE/OFFICER
======================= ============== ============= ================= ==================== ======================
James M. Storey (71)    Trustee        Since 2002    Attorney;                 28           SEI Investments
                                                     formerly,                              Funds (consisting of
                                                     Partner,                               104 portfolios); The
                                                     Dechert (law firm)                     Massachusetts Health
                                                                                            & Education
                                                                                            Tax-Exempt Trust
----------------------- -------------- ------------- ----------------- -------------------- ----------------------

======================= ============== ============= ================= ==================== ======================
INTERESTED
TRUSTEE
======================= ============== ============= ================= ==================== ======================
Richard S. Davis++ (56) Trustee        Since 2000    Chairman of the           28           None
                                                     Board, President
                                                     and Chief
                                                     Executive Officer
                                                     of State Street
                                                     Research &
                                                     Management
                                                     Company;
                                                     formerly,
                                                     Senior Vice
                                                     President,
                                                     Fixed Income
                                                     Investments,
                                                     Metropolitan
                                                     Life Insurance
                                                     Company; and
                                                     Managing
                                                     Director,
                                                     J.P. Morgan
                                                     Investment
                                                     Management
----------------------- -------------- ------------- ----------------- -------------------- ----------------------

======================= ============== ============= ================= ==================== ======================
OFFICERS
======================= ============== ============= ================= ==================== ======================
John H. Kallis (61)     Vice           Since 1994    Senior Vice               12           None
                        President                    President of
                                                     State Street
                                                     Research &
                                                     Management
                                                     Company
----------------------- -------------- ------------- ----------------- -------------------- ----------------------


                                    I, 1-15

----------------------- -------------- ------------- ----------------- -------------------- ----------------------
                                         TERM OF
                                        OFFICE AND      PRINCIPAL      NUMBER OF FUNDS IN
                         POSITION(S)    LENGTH OF      OCCUPATIONS        FUND COMPLEX       OTHER DIRECTORSHIPS
    NAME, ADDRESS           HELD           TIME       DURING PAST 5        OVERSEEN BY             HELD BY
      AND AGE(a)          WITH FUND     SERVED(b)         YEARS        TRUSTEE/OFFICER(c)      TRUSTEE/OFFICER
======================= ============== ============= ================= ==================== ======================
Kevin J. Lema (35)      Vice           Since 2001    Money Market               1           None
                        President                    Manager and
                                                     short term
                                                     trader of State
                                                     Street Research
                                                     & Management
                                                     Company
----------------------- -------------- ------------- ----------------- -------------------- ----------------------

----------------------- -------------- ------------- ----------------- -------------------- ----------------------
John S. Lombardo (47)   Vice           Since 2001    Managing                  28           None
                        President                    Director, Chief
                                                     Financial Officer
                                                     and Director of
                                                     State Street
                                                     Research &
                                                     Management
                                                     Company;
                                                     formerly,
                                                     Executive Vice
                                                     President,
                                                     State Street
                                                     Research &
                                                     Management
                                                     Company; and
                                                     Senior Vice
                                                     President,
                                                     Product and
                                                     Financial
                                                     Management,
                                                     MetLife Auto &
                                                     Home
----------------------- -------------- ------------- ----------------- -------------------- ----------------------

----------------------- -------------- ------------- ----------------- -------------------- ----------------------


                                    I, 1-16

----------------------- -------------- ------------- ----------------- -------------------- ----------------------
                                         TERM OF
                                        OFFICE AND      PRINCIPAL      NUMBER OF FUNDS IN
                         POSITION(S)    LENGTH OF      OCCUPATIONS        FUND COMPLEX       OTHER DIRECTORSHIPS
    NAME, ADDRESS           HELD           TIME       DURING PAST 5        OVERSEEN BY             HELD BY
      AND AGE(a)          WITH FUND     SERVED(b)         YEARS        TRUSTEE/OFFICER(c)      TRUSTEE/OFFICER
======================= ============== ============= ================= ==================== ======================
Douglas A. Romich (45)  Treasurer      Since 2001    Senior Vice               28           None
                                                     President and
                                                     Treasurer of
                                                     State Street
                                                     Research &
                                                     Management
                                                     Company;
                                                     formerly, Vice
                                                     President and
                                                     Assistant
                                                     Treasurer,
                                                     State Street
                                                     Research &
                                                     Management
                                                     Company
----------------------- -------------- ------------- ----------------- -------------------- ----------------------
Francis J. McNamara,    Secretary      Since 1995    Managing                  28           None
III (46)                                             Director,
                                                     General Counsel
                                                     and Secretary
                                                     of State Street
                                                     Research &
                                                     Management
                                                     Company;
                                                     formerly,
                                                     Executive Vice
                                                     President,
                                                     State Street
                                                     Research &
                                                     Management
                                                     Company
----------------------- -------------- ------------- ----------------- -------------------- ----------------------

----------------------- -------------- ------------- ----------------- -------------------- ----------------------

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the 1940 Act by reason of his affiliation with the Investment Manager, as noted.


                                    I, 1-17

FUND OWNERSHIP

     The table below contains information on the State Street Research Funds owned by the Trustees:

                                             DOLLAR RANGE OF                  AGGREGATE DOLLAR RANGE
                                            EQUITY SECURITIES IN               OF EQUITY SECURITIES
                                           STATE STREET RESEARCH                IN ALL STATE STREET
        NAME OF TRUSTEE                     MONEY MARKET FUND(a)                RESEARCH FUNDS(b)
        ---------------                     --------------------                -----------------
Bruce R. Bond                            none                                   none
Richard S. Davis                         over $100,000                          over $100,000
Steve A. Garban                          none                                   over $100,000
Dean O. Morton                           $10,001 - $50,000                      over $100,000
Susan M. Phillips                        none                                   over $100,000
Toby Rosenblatt                          none                                   over $100,000
Michael S. Scott Morton                  none                                   over $100,000
James M. Storey                          none                                   none

(a)  As of December 31, 2001.

(b) Includes ownership in all series of 11 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is as of December 31, 2001.

     As of June 30, 2002, the Trustees and principal officers of State Street Research Money Market Trust as a group owned less than 1% of the Fund's outstanding Class S shares, and none of the Fund's Class E, Class B(1), Class B or Class C shares.


H.   PRINCIPAL HOLDERS OF SECURITIES

     The following persons or entities were the record and/or beneficial owners of the approximate percentages of the Fund's outstanding shares. All information is as of June 30, 2002.


                                    I, 1-18

CLASS            HOLDER                                               % OF CLASS
-----            ------                                               ----------

C                Prudential Securities, Inc. FBO                          7.9
                 Mr. G. Schneider, Ttee

                 Prudential Securities, Inc. FBO                         13.0
                 American National Bank & Trust Company
                 As Trustee for Lincoln Group LP

                 Prudential Securities, Inc. FBO                          5.7
                 X-MEN LLC

S                State Street Bank TTEE                                  16.7
                 Billy Graham Evangelist Assoc.
                 1994 Pension Plan

                 Chase Manhattan Bank, NA                                18.7
                 Pension Plans in MetLife Savings

                 MetLife Defined Contribution Group                      36.9

                 SSRM Holdings, Inc.                                      8.4


     The full name and address of each of the above persons or entities are as follows:

Prudential Securities, Inc.
For the Benefit of
G. Schneider, Trustee
Glenview, IL 60025

Prudential Securities, Inc.
For the benefit of
American National Bank & Trust Company
Trustee for Lincoln Group LP
500 Skokie Boulevard, Ste. 310
Northbrook, IL 60062

Prudential Securities, Inc.
For the benefit of
X-MEN LLC
520 Lake Cook Road
Deerfield, IL 60015-5611


                                    I, 1-19

State Street Bank & Trust Company
Trustee for the Billy Graham Evangelist Assoc.
1994 Pension Plan
P.O. Box 351
Boston, MA 02101

Chase Manhattan Bank, NA (a)
Trustee for Pension Plans in MetLife Savings
Four New York Plaza
New York, NY 10004

MetLife Defined Contribution Group (b)
Two Montgomery Street
Jersey City, NJ 07302

SSRM Holdings, Inc.
One Financial Center
Boston, MA 02111

(a) Chase Manhattan Bank, N.A. holds such shares as trustee under certain employment benefit plans serviced by Metropolitan Life Insurance Company.

(b) The Fund believes that each named recordholder does not have beneficial ownership of such shares.

     The beneficial owner of 25% or more of a voting security is presumed to have "control" for purposes of the 1940 Act, absent a determination to the contrary by the Securities and Exchange Commission. A person who controls a particular fund or a class of shares of a fund could have effective control over the outcome of matters submitted to a vote of shareholders of that fund or class. For example, a person with such ownership could significantly affect the approval of a Rule 12b-1 plan proposal for a particular class.


                                    I, 1-20

I.   TRUSTEE COMPENSATION

     The Trustees of State Street Research Money Market Trust were compensated as follows:


                                                                                                       TOTAL
                                                                                                    COMPENSATION
                                        AGGREGATE                        TOTAL                  FROM ALL STATE STREET
                                      COMPENSATION                   COMPENSATION                RESEARCH FUNDS AND
                                    FROM STATE STREET            FROM ALL STATE STREET           METROPOLITAN SERIES
NAME OF                              RESEARCH MONEY               RESEARCH FUNDS PAID             FUND, INC. PAID
TRUSTEE                              MARKET FUND(a)                 TO TRUSTEES(b)                 TO TRUSTEES(c)
-------                              --------------                 --------------                 --------------
Bruce R. Bond                           $ 2,969                        $ 72,000                       $  72,000
Richard S. Davis                        $     0                        $      0                       $       0
Steve A. Garban                         $ 3,274                        $ 77,400                       $ 114,400
Dean O. Morton                          $ 3,479                        $ 81,800                       $ 112,300
Susan M. Phillips                       $ 2,969                        $ 72,000                       $  72,000
Toby Rosenblatt                         $ 3,064                        $ 72,000                       $  91,250
Michael S. Scott Morton                 $ 3,479                        $ 82,400                       $ 116,400
James M. Storey(d)                      $     0                        $  7,500                       $   7,500

(a) For the Fund's fiscal year ended March 31, 2002. The Fund does not provide any pension or retirement benefits for the Trustees.

(b) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is for the 12 months ended December 31, 2001.

(c) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company and other unrelated managers as sub-advisers to the series of Metropolitan Series Fund, Inc. The figures indicated in this column include compensation relating to all series of Metropolitan Series Fund, Inc. including those sub-advised by State Street Research & Management Company and those sub-advised by unrelated managers. "Total Compensation From All State Street Research Funds and Metropolitan Series Fund, Inc. Paid to Trustees" is for the 12 months ended December 31, 2001.

(d)  James M. Storey was elected a Trustee of the Trust on February 6, 2002.

     For more information on the Trustees and officers of State Street Research Money Market Trust, see Section II, B of this Statement of Additional Information.


                                    I, 1-21

J.   INVESTMENT ADVISORY FEE

     The advisory fee payable monthly by the Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Fund as determined at the close of regular trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading.

     The annual advisory fee rate: 0.50%.

     The advisory fees for investment management, and the payments for other assistance and services, paid by the Fund to the Investment Manager for the last three fiscal years were as follows:


                                                                                  PAYMENTS FOR
                                                          ADVISORY                OTHER ASSISTANCE
                                                          FEES                    AND SERVICES
                                                          --------                -------------
         Fiscal year ended March 31, 2002                 $ 2,168,326              $ 75,065
         Fiscal year ended March 31, 2001                 $ 2,470,521              $ 74,040
         Fiscal year ended March 31, 2000                 $ 2,235,923              $      0

     For more information on the investment advisory arrangements, see Section II, C of this Statement of Additional Information.

K.   DISTRIBUTOR'S PAYMENT OF FUND EXPENSES

     The Distributor and its affiliates have from time to time and in varying amounts voluntarily assumed some portion of fees and expenses relating to the Fund. Fees waived and/or expenses assumed for the last three fiscal years were as follows:


                                                              FEES WAIVED
                                                              AND/OR EXPENSES
                                                              ASSUMED
                                                              ---------------
         Fiscal year ended March 31, 2002                     $ 1,105,201
         Fiscal year ended March 31, 2001                     $ 1,666,753
         Fiscal year ended March 31, 2000                     $ 1,134,257

L.   BROKERAGE COMMISSIONS

     During the fiscal years ended March 31, 2000, 2001 and 2002, the Fund paid no brokerage commissions in secondary trading.

     During and at the end of its most recent fiscal year, the Fund held in its portfolio no securities of any entity that might be deemed to be a regular broker-dealer of the Fund as defined under the 1940 Act.


                                    I, 1-22

     For more information on portfolio transactions, see Section II, G of this Statement of Additional Information.

M.   SALES CHARGES ON SHARES OF THE FUND

     For the past three fiscal years, the Distributor received contingent deferred sales charges upon redemption of Class B(1), Class B and Class C shares of the Fund and paid initial commissions to securities dealers for sales of shares as follows:


                      FISCAL YEAR ENDED                   FISCAL YEAR ENDED              FISCAL YEAR ENDED
                       MARCH 31, 2002                      MARCH 31, 2001                 MARCH 31, 2000
                       --------------                      --------------                 --------------
                  CONTINGENT       COMMISSIONS        CONTINGENT    COMMISSIONS      CONTINGENT     COMMISSIONS
                   DEFERRED          PAID TO           DEFERRED       PAID TO         DEFERRED        PAID TO
                SALES CHARGES        DEALERS        SALES CHARGES     DEALERS      SALES CHARGES      DEALERS
                -------------        -------        -------------     -------      -------------      -------
Class B(1)        $ 224,459         $ 32,268          $  48,894       $ 25,893       $  17,886       $ 40,922
Class B           $ 146,986         $      0          $ 124,631       $  1,513       $ 336,266       $  8,618
Class C           $   8,915         $      0          $   1,838       $  1,437       $  10,023       $    591

         For more information about sales charges, see Section II, I of this Statement of Additional Information.

N.   RULE 12b-1 FEES

     The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.

     Under the Distribution Plan covering Class B and Class C shares, the Fund's payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.

     Under the Distribution Plan covering Class B(1) shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan, and none of


                                    I, 1-23
the payments are returnable to the Fund. The Distributor may have also used additional resources of its own for further expenses on behalf of the Fund.

     During the fiscal year ended March 31, 2002, the Fund paid the Distributor fees under the Distribution Plan and the Distributor used all of such payments for expenses incurred on behalf of the Fund as follows:

                                                             CLASS B(1)         CLASS B           CLASS C
                                                             ----------        ----------        ----------
Advertising                                                   $      0          $      0           $      0

Printing and mailing of prospectuses to                              0                 0                  0
other than current shareholders

Compensation to dealers                                        120,522           157,384             26,958

Compensation to sales personnel                                 20,606                 0             22,649

Interest                                                             0                 0                  0

Carrying or other financing charges                                  0                 0                  0

Other expenses: marketing; general                               8,110                99              8,834

Fees to offset carryforwards*                                        0           129,520                  0
                                                              --------          --------           --------

Total Fees                                                    $149,238          $287,003           $ 58,441
                                                              ========          ========           ========

Unreimbursed expenses carried forward:
   Amount                                                       N/A**           $      0           $461,757
   % of net assets at year end                                  N/A**                  0%              7.18%

----------------------------------------

 * Net fees result from the timing of expenditures and are used against expense carryforwards
** The Class B(1) Distribution plan compensates the Distributor regardless of its expenses. As a result, there exist no unreimbursed expenses carried forward to future years.

The Distributor may have also used additional resources of its own for further expenses on behalf of the Fund.

     For more information about Rule 12b-1 fees, see Section II, I of this Statement of Additional Information.


                                     I, 1-24

O.   PERFORMANCE

     All calculations of performance data in this section reflect voluntary measures, if any, by the Investment Manager or its affiliates to reduce fees or expenses relating to the Fund.

     Performance data for a specified class includes periods prior to the adoption of class designations in 1993. At that time, new share class designations were assigned based on the pricing applicable to shares sold thereafter, and higher Rule 12b-1 fees were imposed. The application of the additional Rule 12b-1 fees, if any, of up to 1% will, for periods after June 1, 1993, adversely affect Fund performance results. Thus, performance data or rankings for a given class of shares should be interpreted carefully by investors who hold or may invest in a different class of shares.

     Performance for Class B(1) shares reflects Class B performance through December 31, 1998. Class B(1) shares were introduced on January 1, 1999.

Standard Total Return
---------------------

     The average annual total return ("standard total return") of each class of shares of the Fund was as follows:


                             TEN YEARS                       FIVE YEARS                      ONE YEAR
                               ENDED                            ENDED                          ENDED
                          MARCH 31, 2002                   MARCH 31, 2002                 MARCH 31, 2002
                          --------------                   --------------                 --------------
Class B(1)                     3.39%                            3.29%                         -3.43%
Class B                        3.39%                            3.29%                         -3.43%
Class C                        3.39%                            3.64%                          0.57%
Class E                        4.29%                            4.67%                          2.59%
Class S                        4.30%                            4.67%                          2.59%

Nonstandard Total Return
------------------------

     The nonstandard total return of each class of shares of the Fund for the six months ended March 31, 2002, without taking sales charges into account, was as follows:

                       Class B(1)       0.31%
                       Class B          0.31%
                       Class C          0.31%
                       Class E          0.81%
                       Class S          0.81%

     For more information about performance, see Section II, K of this Statement of Additional Information.


                                    I, 1-25

                       STATEMENT OF ADDITIONAL INFORMATION

                                   SECTION II
                                   ----------


                                TABLE OF CONTENTS
                                -----------------

                                                                           Page
                                                                           ----
     A.  Additional Information Concerning Investment Restrictions,
         Certain Risks and Investment Techniques.........................   II-1
     B.  The Trust, the Funds and Fund Shares............................   II-3
     C.  Investment Advisory Services....................................   II-5
     D.  Purchase and Redemption of Fund Shares..........................   II-6
     E.  Shareholder Accounts............................................  II-10
     F.  Net Asset Value.................................................  II-14
     G.  Portfolio Transactions..........................................  II-15
     H.  Certain Tax Matters.............................................  II-19
     I.  Distribution of Fund Shares.....................................  II-20
     J.  Calculation of Performance Data.................................  II-22
     K.  Custodian.......................................................  II-25
     L.  Independent Accountants.........................................  II-25
     M.  Financial Statements............................................  II-25

     This Section II contains general information applicable to the fund identified on the cover page of this Statement of Additional Information.

A. ADDITIONAL INFORMATION CONCERNING INVESTMENT RESTRICTIONS, CERTAIN RISKS AND INVESTMENT TECHNIQUES

     The Fund follows certain fundamental and nonfundamental investment restrictions. The fundamental and nonfundamental investment restrictions for the Fund identified on the cover page of this Statement of Additional Information are included in Section I of this Statement of Additional Information.

Foreign Banks and Securities
----------------------------

     Investing in foreign branches of U.S. banks, U.S. branches of foreign banks, foreign branches of foreign banks and U.S. agencies of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.

Repurchase Agreements
---------------------

     The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 10% of the Fund's net assets.

Securities Lending
------------------

     The Fund may receive a lending fee and may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements or other similar investments. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

     The Fund will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager or its agents to be of good financial standing.

When-Issued Securities
----------------------

     The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The custodian holding fund assets will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

Restricted or Illiquid Securities
---------------------------------

     The Fund may invest in illiquid securities. Securities are illiquid if they cannot be resold in the ordinary course of business within 7 business days at approximately the value at which they are carried on the Fund's books. Securities which have been registered with the SEC have historically been more liquid than unregistered securities, also known as restricted securities. Restricted securities may be liquid if there is a market for them. In recent years, restricted securities have become more liquid among institutions such as the Fund.

     Some restricted securities may be resold in accordance with Rule 144A under the Securities Act of 1933. Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing. Restricted securities including those resellable under Rule 144A may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, marketmaking activity, and the nature of the security and marketplace trades. The Trustees periodically monitor the liquidity determinations. Investments in restricted securities including those resellable under Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

Other Investment Companies
--------------------------

     The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.

B.   THE TRUST, THE FUNDS AND FUND SHARES

     The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each separate series, $.001 par value per share. The Trustees also have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or classes. The Trustees have authorized shares of the Fund to be issued in five classes: Class B(1) (introduced January 1, 1999), Class B, Class C, Class E and Class S.

     Each share of each class of shares represents an identical legal interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that Class B(1), Class B and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the higher service and distribution fees) resulting from such sales arrangement, and certain other incremental expenses related to a class. Each class will have exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which the service and distribution fees, if any, are paid. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. The different classes of shares of the Fund also have different exchange privileges. Except for those differences between classes of shares described above, in the Fund's Prospectus and otherwise in this Statement of Additional Information, each share of the Fund has equal dividend, redemption and liquidation rights with other shares of the Fund, and when issued, is fully paid and nonassessable by the Fund.

     Shareholder rights granted under the Master Trust Agreement may be modified, suspended or repealed, in whole or part, by the Trustees, except as provided by law or under the terms of the Master Trust Agreement. The Master Trust Agreement may not be amended by the Trustees if the amendment would (a) repeal the limitation on personal liability of any shareholder or Trustee, or repeal the prohibition of assessment upon shareholders, without the express consent of each shareholder or Trustee involved or (b) adversely modify any shareholder right without the consent of the holders of a majority of the outstanding shares entitled to vote. On any matter submitted to the shareholders, the holder of a Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof.

     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there ordinarily will be no shareholder meetings unless required by the 1940 Act. Except as otherwise provided under the 1940 Act, the Board of Trustees will be a self-perpetuating body until fewer than two-thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; holders of 10% or more of the outstanding shares of the Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations for the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

C.   INVESTMENT ADVISORY SERVICES

     Under the provisions of the Trust's Master Trust Agreement and the laws of Massachusetts, responsibility for the management and supervision of the Fund rests with the Trustees.

     State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Fund. The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Research Investment Trust, which they had formed in 1924. Their investment management philosophy emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience managing equity and debt securities.

     The Investment Manager has overall responsibility for managing the investments of the Fund, subject to the authority of the Board of Trustees. The Advisory Agreement provides that the Investment Manager shall furnish the Fund with an investment program and investment administrative services, as may be required from time to time. Under the Advisory Agreement, the Investment Manager also provides other assistance and services in connection with a number of business matters for the Fund, for example the registration of the Fund's shares, subject to reimbursement of related costs. The Investment Manager compensates all personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect, wholly owned subsidiary of MetLife.

     The Advisory Agreement provides that it shall continue in effect with respect to the Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

     In approving the continuation of each Advisory Agreement at a meeting of the Board of

Trustees held on November 7, 2001, the Board considered a number of factors, including, but not limited to (1) the performance of the Fund, including a comparison of the performance of the Fund to the performance of other mutual funds with comparable investment objectives and appropriate indices; (2) the nature of the services provided by the Investment Manager to the Fund, including the depth and experience of the investment personnel that provide services to the Fund; (3) the allocation of resources of the Investment Manager to the Fund, including the compensation structure for investment personnel of the Investment Manager; (4) the expense ratios of the Fund and comparable funds; and (5) the current advisory fees of the Fund and comparable funds. In the course of the Board's deliberations, the Trustees in particular discussed some of the factors underlying the Fund's performance, including not only internal factors relating to the Investment Manager but also external factors such as the global economy. In addition, representatives of the Investment Manager reviewed with the Trustees the Investment Manager's strategic plan, organizational structure and personnel matters.

     After consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of the Fund, including the Trustees who are not "interested persons" of the Trust (within the meaning of the 1940 Act), approved the continuation of the Investment Advisory Agreement.

     Information about rates at which fees are calculated under the Advisory Agreement with respect to the Funds identified on the cover page of the Statement of Additional Information, as well as the fees paid to the Investment Manager in previous years, if applicable, is included in Section I of this Statement of Additional Information.

     The Fund, the Investment Manager, and the Distributor have adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

D.   PURCHASE AND REDEMPTION OF FUND SHARES

     Shares of the Fund are distributed by State Street Research Investment Services, Inc., the Distributor. The Fund offers multiple classes of shares, which may be purchased at the next determined net asset value per share plus, in the case of all classes except Class E and Class S shares, a sales charge, which is imposed on a deferred basis (the Class B(1), Class B and Class C shares). Class B shares are available only to current Class B shareholders through reinvestment of dividends and capital gains distributions or through exchanges from existing Class B accounts of the State Street Research Funds. General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Your Investment" in the Prospectus. The following supplements that information.

     PURCHASE ORDERS. When a purchase order is placed through a dealer, that dealer is responsible for transmitting the order promptly to the State Street Research Service Center (the "Service Center") in order to permit the investor to obtain the current price. Any loss suffered by an investor which results from a dealer's failure to transmit an order promptly is a matter for settlement between the investor and the dealer.

     CLASS B(1), CLASS B AND CLASS C SHARES. Class B(1), Class B and Class C shares are offered solely in connection with exchanges from "Eligible Funds" (which include the Fund and other funds as designated by the Distributor from time to time).

     CONVERSION OF CLASS B(1) AND CLASS B SHARES TO CLASS E SHARES. A shareholder's Class B(1) and Class B shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class E shares of the Fund at the end of eight years following the issuance of such shares; consequently, they will no longer be subject to the higher expenses borne by Class B(1) and Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class E shares than the shares so converted. As noted above, holding periods for Class B(1) shares received in exchange for Class B(1) shares of other Eligible Funds and for Class B shares received in exchange for Class B shares of other Eligible Funds, will be counted toward the eight-year period.

     CONTINGENT DEFERRED SALES CHARGES. The amount of any contingent deferred sales charge paid on Class B(1), Class B or Class C shares of the Fund will be paid to the Distributor. The Distributor will pay dealers at the time of sale a 4% commission for selling Class B(1) shares and a 1% commission for selling Class C shares. In certain cases, a dealer may elect to waive the 4% commission on Class B(1) and Class B shares and receive in lieu thereof an annual fee, usually 1% with respect to such outstanding shares. The proceeds of the contingent deferred sales charges and the distribution fees are used to offset distribution expenses and thereby permit the sale of Class B(1), Class B and Class C shares without an initial sales charge.

     In determining the applicability and rate of any contingent deferred sales charge of Class B(1), Class B or Class C shares, it will be assumed that a redemption of the shares is made first of those shares having the greatest capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions and finally of remaining shares held by the shareholder for the longest period of time. Class B(1) shares that are redeemed within a six-year period after their purchase, Class B shares that are redeemed within a five-year period after their purchase, and Class C shares that are redeemed within a one-year period after their purchase, will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. The holding period for purposes of applying a contingent deferred sales charge for a particular class of shares of the Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Fund, and shares of the same class being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

     CONTINGENT DEFERRED SALES CHARGE WAIVERS. With respect to Class B(1), Class B and Class C shares of the Fund, the contingent deferred sales charge does not apply to exchanges or to redemptions under a systematic withdrawal plan which meets certain conditions. The contingent deferred sales charge will be waived for participant-initiated distributions from State Street Research prototype employee retirement plans. In addition, the contingent deferred sales charge will be waived for: (i) redemptions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemptions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, for retirement accounts or plans (e.g., age 70 1/2 for Individual Retirement Accounts and Section 403(b) plans), calculated solely on the basis of assets invested in the Fund or other Eligible Funds; and (iii) a redemption resulting from a tax-free return of an excess contribution to an Individual Retirement Account. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of the Fund). The Fund may modify or terminate the waivers at any time; for example, the Fund may limit the application of multiple waivers and establish other conditions for employee benefit plans. Certain employee benefit plans sponsored by a financial professional may be subject to other conditions for waivers under which the plans may initially invest in Class B(1) or Class B shares and then Class A shares of certain funds upon meeting specific criteria. No contingent deferred sales charges apply to shares held by MetLife, the Investment Manager or the Distributor.

     CLASS E SHARES. Class E shares may be issued directly or through exchanges to certain shareholders of the Fund or other Eligible Funds who previously held shares that are not subject to any future sales charge or service fees or distribution fees.

     CLASS S SHARES. Class S shares are currently available to certain employee benefit plans such as qualified retirement plans and endowment funds of nonprofit organizations which meet criteria relating to asset size or aggregate investment in the Fund, service arrangements, or similar factors; insurance companies; investment companies; advisory accounts of the Investment Manager; and other similar institutional investors. Class S shares may be acquired through programs or products sponsored by MetLife, its affiliates, or both for which Class S shares have been designated. Class S shares are available through programs under which, for example, investors pay an asset-based fee and/or a transaction fee to intermediaries. Class S share availability is determined by the Distributor and intermediaries based on the overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations.

     Class S shares are made available to (a) current and former employees, officers and directors of the Investment Manager and Distributor; (b) current and former directors or trustees of the investment companies for which the Investment Manager serves as the primary investment adviser; and (c) relatives of any such individuals, provided that the relationship is directly verified by such individuals to the Distributor, and any beneficial account for such relatives or individuals. Class E shares acquired by such individuals and relatives may, in the discretion of the Distributor, be converted into Class S shares. This purchase program is subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time.

     REORGANIZATIONS. In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, as amended, the Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

     IN-KIND PURCHASE OPTION. In the discretion of the Investment Manager, shares of the Fund may be offered for purchase partly or entirely in exchange for securities. This option is available only in very limited circumstances. The Investment Manager will not approve the acceptance of any securities in exchange for Fund shares unless it believes the securities are appropriate investments for the Fund.

     REDEMPTIONS. The Fund reserves the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, the Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securities received.

     SYSTEMATIC WITHDRAWAL PLAN. A shareholder who owns noncertificated Class E or Class S shares with a value of $5,000 or more, or Class B(1), Class B or Class C shares with a value of $10,000 or more, may elect, by participating in the Fund's Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the Fund shall be credited to participating shareholders in additional shares of the Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the Fund, a shareholder's investment will decrease and may eventually be exhausted.

     In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 12% annually (minimum $50 per withdrawal) of either (a) the value, at the time the Systematic Withdrawal Plan is initiated, of the shares then in the account or (b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Systematic Withdrawal Plan was initiated, whichever is higher.

     Expenses of the Systematic Withdrawal Plan are borne by the Fund. A participating shareholder may withdraw from the Systematic Withdrawal Plan, and the Fund may terminate the Systematic Withdrawal Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under a Systematic Withdrawal Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Program (see "Your Investment--Investor Services--Investamatic Program" in the Fund's Prospectus) and the Systematic Withdrawal Plan at the same time.

     REQUEST TO DEALER TO REPURCHASE. For the convenience of shareholders, the Fund has authorized the Distributor as its agent to accept orders from broker-dealers by wire or telephone for the repurchase of shares by the Distributor from the broker-dealer. The Fund may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the dealer to the Distributor. The broker-dealer is responsible for promptly transmitting a shareholder's order to the Distributor. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

     SIGNATURE GUARANTEES. Signature guarantees are required for, among other things: (1) written requests for redemptions for more than $100,000; (2) written requests for redemptions for any amount if the proceeds are transmitted to other than the current address of record (unchanged in the past 30 days); (3) written requests for redemptions for any amount submitted by corporations and certain fiduciaries and other intermediaries; (4) requests to transfer the registration of shares to another owner; and (5) if checkwriting is available for the account, authorizations to establish the checkwriting privilege. Signatures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notarizations) from notaries public. The above requirements may be waived in certain instances.

     DISHONORED CHECKS. If a purchaser's check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be canceled.

     PROCESSING CHARGES. Purchases and redemptions processed through securities dealers may be subject to processing charges imposed by the securities dealer in addition to sales charges that may be imposed by the Fund or the Distributor.


E.   SHAREHOLDER ACCOUNTS

     General information on shareholder accounts is included in the Fund's Prospectus under "Your Investment." The following supplements that information.

     MAINTENANCE FEES AND INVOLUNTARY REDEMPTION. BECAUSE OF THE RELATIVELY HIGH COST OF MAINTAINING SMALL SHAREHOLDER ACCOUNTS, THE FUND RESERVES THE RIGHT TO REDEEM AT ITS OPTION ANY SHAREHOLDER ACCOUNT WHICH REMAINS BELOW $1,500 FOR A PERIOD OF 60 DAYS AFTER NOTICE IS MAILED TO THE APPLICABLE SHAREHOLDER, OR TO IMPOSE A MAINTENANCE FEE ON SUCH ACCOUNT AFTER 60 DAYS' NOTICE. Such involuntarily redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. CURRENTLY, THE MAINTENANCE FEE IS $18 ANNUALLY, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account.

     To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.

     The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted;
(2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission (the "SEC") may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided under "Purchase and Redemption of Shares" in this Statement of Additional Information.

     THE OPEN ACCOUNT SYSTEM. Under the Open Account System full and fractional shares of the Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Share certificates will not be issued. Shareholders will receive periodic statements of transactions in their accounts.

     The Fund's Open Account System provides the following options:

     1. Additional purchases of shares of the Fund may be made through dealers, by wire or by mailing a check payable to "State Street Research Funds" under the terms set forth above under "Purchase and Redemption of Shares" in this Statement of Additional Information.

     2. The following methods of receiving dividends from investment income and distributions from capital gains generally are available:

          (a) All income dividends and capital gains distributions reinvested in additional shares of the Fund.

          (b)  All income dividends and capital gains distributions in cash.

          (c) All income dividends and capital gains distributions invested in any one available Eligible Fund designated by the shareholder as described below.

               See "--Dividend Allocation Plan" herein.

     Dividend and distribution selections should be made on the Application accompanying the initial investment. If no selection is indicated on the Application, that account will be automatically coded for reinvestment of all dividends and distributions in additional shares of the same class of the Fund. Selections may be changed at any time by telephone or written notice to the Service Center. Dividends and distributions are reinvested at net asset value without a sales charge.

     EXCHANGE PRIVILEGES. Shareholders of the Fund may exchange their shares for available shares with corresponding characteristics of any of the other Eligible Funds at any time on the basis of the relative net asset values of the respective shares to be exchanged, subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the Prospectus of the Eligible Fund into which they are exchanging. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from the Fund into other Eligible Funds. To effect an exchange, Class B(1), Class B and Class C shares may be redeemed without the payment of any contingent deferred sales charge that might otherwise be due upon an ordinary redemption of such shares. Exchanges of Class E shares of the Fund into Class A shares of any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class A, Class B(1), Class B and Class C shares, the holding period of the redeemed shares is "tacked" to the holding period of any acquired shares. The period any Class E shares are held is not tacked to the holding period of any acquired shares. No exchange transaction fee is currently imposed on any exchange.

     The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon exchange from an existing account in another fund will have the same telephone and Internet privileges with respect to the Fund (see "Your Investment--Account Policies--Telephone and Internet Requests" in the Fund's Prospectus and "--Telephone and Internet Privileges," below) as the existing account unless the Service Center is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrangements and other matters.

     REINVESTMENT PRIVILEGE. A shareholder of the Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her reinvestment to full shares) in shares, of the same class as the shares redeemed, of the Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 120 calendar days after a redemption or repurchase. Upon such reinvestment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a reinvestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

     Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by the Service Center of such shareholder's written purchase request and delivery of the request by the Service Center to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once per 12-month period with respect to his or her shares of the Fund.

     DIVIDEND ALLOCATION PLAN. The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from the Fund or any Eligible Fund automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

     TELEPHONE AND INTERNET PRIVILEGES. The following privileges are available:

     -    TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGE
          - Shareholders automatically receive this privilege unless declined.
          - This privilege allows a shareholder or any person claiming to act as the shareholder's representative to request exchanges into other State Street Research funds or make redemptions.

     -    INTERNET PRIVILEGE FOR SHAREHOLDER
          - Shareholders may access the Fund's web site to enter transactions and for other purposes, subject to acceptance of the important conditions set forth on the web site.

     A shareholder with the above privileges is deemed to authorize the Fund's agents to: (1) act upon the telephone instructions of any person purporting to be any of the shareholders of an account or a shareholder's financial professional; (2) act upon the Internet instructions of any person purporting to be any of the shareholders of an account; and (3) honor any telephone or Internet instructions for a change of address. All telephone calls will be recorded. Neither the Fund, any other State Street Research Fund, the Investment Manager, the Distributor, nor any of their agents will be liable for any loss, expense or cost arising out of any request, including any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone or Internet requests may be unauthorized. Reasonable procedures will be followed to confirm that instructions communicated by telephone or Internet are genuine. The shareholder will not be liable for any losses arising from unauthorized or fraudulent instructions if such procedures are not followed.

     ALTERNATIVE MEANS OF CONTACTING THE FUND. It is unlikely, during periods of extraordinary market conditions, that a shareholder may have difficulty in reaching the Service Center. In that event, however, the shareholder should contact the Service Center at 1-800-562-0032, 1-617-357-7800 or otherwise at its main office at One Financial Center, Boston, Massachusetts 02111-2690.

F.   NET ASSET VALUE

     Securities held by the Fund are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. On each day that the NYSE is open for unrestricted trading, the net asset value of the shares of the Fund is determined as of the close of regular trading on the NYSE, which is ordinarily 4 P.M. New York City time. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Fund anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of $1.00 per share and the Fund will use its best efforts to do so. However, such maintenance at $1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by the Fund and the Fund is compelled to sell such securities at a time when the prices which it is able to realize vary significantly from the values determined on the amortized cost basis or (2) the Fund should have negative net income. It is expected that the Fund will have positive net income at the time of each determination thereof. If for any reason the net income of the Fund is negative, the Fund will first offset the negative amount with respect to each shareholder account against the dividends which accrued during the month with respect to each such account. If and to the extent that such negative amount exceeds such accrued dividends at the end of the month (or at any earlier time when redemption by the shareholder would reduce the net asset value of the shares of the Fund in his account to less than the excess of such negative account over accrued dividends), the Fund will reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of shares of the Fund in the account of such shareholder which represents the amount of such excess. Each shareholder will be deemed to have agreed to such contributions in these circumstances by his investment in the Fund.

     The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940 Act. Such compliance requires, among other things, the following:

     (1) The Trustees must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute which reflects current market conditions) from the Fund's net asset value per share under the amortized cost valuation method will be determined at such intervals as the Trustees deem appropriate and reasonable in light of current market conditions, and the Trustees must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

     (2) In the event such deviation from the Fund's net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Trustees must promptly consider what action should be initiated by them, and when the Trustees believe the extent of any deviation from the Fund's net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Trustees);

     (3) The Fund may not purchase any instrument with a remaining maturity greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity which exceeds 90 days;

     (4) The Fund must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments which the Trustees determine present minimal credit risks and which are "eligible securities" as defined in Rule 2a-7; and

     (5) The Fund must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

G.   PORTFOLIO TRANSACTIONS

Portfolio Turnover
------------------

     The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less). Because the Fund only invests in securities with remaining maturities of 397 calendar days or less, virtually all of which are excludable in determining the rate of portfolio turnover, the portfolio turnover rate for the Fund's two most recent fiscal year ends has been zero.

Brokerage Allocation
--------------------

     The Investment Manager's policy is to seek for its clients, including the Fund, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business. The Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager seeks to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Fund occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

     When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given by the Investment Manager to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases (including those contained in certain trading systems and used for portfolio analysis and modeling and also including software providing investment personnel with efficient access to current and historical data from a variety of internal and external sources); portfolio evaluation services and data relating to the relative performance of accounts.

     In the case of the Fund and other registered investment companies advised by the Investment Manager or its affiliates, the above services may include data relating to performance, expenses and fees of those investment companies and other investment companies. This information is used by the Trustees or Directors of the investment companies to fulfill their responsibility to oversee the quality of the Investment Manager's advisory services and to review the fees and other provisions contained in the advisory contracts between the investment companies and the Investment Manager. The Investment Manager considers these investment company services only in connection with the execution of transactions on behalf of its investment company clients and not its other clients.

     The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. The Investment Manager's investment management personnel conduct internal surveys and use other methods to evaluate the quality of the research and other services provided by various broker-dealer firms, and the results of these efforts are made available to the equity trading department, which uses this information as a consideration to the extent described above in the selection of brokers to execute portfolio transactions.

     Certain of the nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.

     Some services furnished by broker-dealers may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Manager allocates the cost of the services to determine the proportion which is allocable to research or investment decision-making and the proportion allocable to other purposes. The Investment Manager pays directly from its own funds for the portion allocable to uses other than research or investment decision-making. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer providing the services.

     The Investment Manager has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which that firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive an allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

     It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Investment Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of
Section 28(e) of the Securities Exchange Act of 1934.

     In the case of the purchase of fixed income securities in underwriting transactions, the Investment Manager follows any instructions received from its clients as to the allocation of new issue discounts, selling concessions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Investment Manager may make such allocations to broker-dealers which have provided the Investment Manager with research and brokerage services.

     In some instances, certain clients of the Investment Manager request it to place all or part of the orders for their account with certain brokers or dealers, which in some cases provide services to those clients. The Investment Manager generally agrees to honor these requests to the extent practicable. Clients may request that the Investment Manager only effect transactions with the specified broker-dealers if the broker-dealers are competitive as to price and execution. Where the request is not so conditioned, the Investment Manager may be unable to negotiate commissions or obtain volume discounts or best execution. In cases where the Investment Manager is requested to use a particular broker-dealer, different commissions may be charged to clients making the requests. A client who requests the use of a particular broker-dealer should understand that it may lose the possible advantage which non-requesting clients derive from aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security. Among other reasons why best execution may not be achieved with directed brokerage is that, in an effort to achieve orderly execution of transactions, execution of orders that have designated particular brokers may, at the discretion of the trading desk, be delayed until execution of other non-designated orders has been completed.

     When the Investment Manager is seeking to buy or sell the same security on behalf of more than one client, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Investment Manager will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the size of the order, the relative sizes of the accounts, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time.

     In addition, when the Investment Manager is seeking to buy or sell the same security on behalf of more than one client at approximately the same time, the Investment Manager may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. Although sharing large transactions may sometimes affect price or volume of shares acquired or sold, the Investment Manager believes that grouping orders generally provides an advantage in execution. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating account's proportionate share of such order will reflect the average price paid or received with respect to the total order. The Investment Manager may decide not to group orders, however, based on such factors as the size of the account and the size of the trade. For example, the Investment Manager may not aggregate trades where it believes that it is in the best interests of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts.

Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable overall execution (including transactions costs) relative to other clients.

     The Investment Manager has developed certain internal policies governing its short sale trading activities, including prior notification in certain circumstances to portfolio managers of accounts holding long positions in the same security. Generally, however, sales of long positions will take precedence over short sales, regardless of the order in which the trade orders are received.

     Subject to the policy of seeking best overall price and execution as stated above, sales of shares of investment companies under the Investment Manager's management may be considered by the Investment Manager in the selection of broker or dealer firms to execute portfolio transactions for investment companies under its management.

H.   CERTAIN TAX MATTERS

Taxation of the Fund--In General
--------------------------------

     The Fund intends to qualify and has elected to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

     If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund.

     The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed (or deemed distributed) on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute, or be deemed to have distributed, an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain extraordinary losses) for the 12-month period ending on October 31 of the calendar year and (3) all ordinary income and capital gains for previous years that were not distributed during such years. For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Shareholders
-----------------------------------

     Dividends paid by the Fund from taxable net investment income and distributions of any net short-term capital gains, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as ordinary income. Distributions of net capital gains, if any, which are designated as capital gains distributions, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as capital gains, regardless of how long shareholders have held their shares.

     The foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, that is, United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to United States withholding tax at a rate of up to 30% (or at a lower rate under an applicable treaty) on distributions from the Fund.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

I.   DISTRIBUTION OF FUND SHARES

     The Trust has entered into a Distribution Agreement with State Street Research Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Fund. Shares of the Fund are sold through dealers who have entered into sales agreements with the Distributor. The Distributor distributes shares of the Fund on a continuous basis at an offering price which is based on the net asset value per share of the Fund plus a sales charge which is imposed on a deferred basis (the Class B(1), Class B and Class C shares). The Distributor may allow all or portions of such sales charges as concessions to dealers.

Plan(s) of Distribution Pursuant to Rule 12b-1
----------------------------------------------

     The Fund may have one or more Distribution Plans under Rule 12b-1, as set forth in Section I of this Statement of Additional Information for the Fund. Under the Fund's Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) the payment of commissions to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions to securities dealers (which securities dealers may be affiliates of the Distributor), (2) expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts, and (3) expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others for the provision of personal service to investors and/or the maintenance or servicing of shareholder accounts. In addition, the Distribution Plans authorize the Distributor and the Investment Manager to make payments out of management fees, general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be an indirect financing of any activity primarily resulting in the sale of shares of the Fund within the scope of Rule 12b-1 under the 1940 Act. Payments by the Fund under the Distribution Plan may be discontinued at any time. The Distributor may also voluntarily waive receipt of payments from the Fund from time to time.

     A rule of the National Association of Securities Dealers, Inc. ("NASD") limits annual expenditures that the Fund may incur to 0.75% for distribution expenses and 0.25% for service fees. The NASD Rule also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges). Such limitation does not apply to the service fees.

     Some or all of the service fees are used to pay or reimburse dealers (including dealers that are affiliates of the Distributor) or others for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance or servicing of shareholder accounts by such dealers. The distribution fees are used primarily to offset initial and ongoing commissions paid to dealers for selling such shares and for other sales and marketing expenditures. Dealers who have sold Class A shares are eligible for ongoing payments commencing as of the time of such sale. Dealers who have sold Class B(1), Class B and Class C shares are eligible for ongoing payments after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly).

     The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar expenses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates expenses among the funds in a manner deemed fair and equitable to each fund.

     The payment of service and distribution fees may continue even if the Fund ceases, temporarily or permanently, to sell one or more classes of shares to new accounts. During the period the Fund is closed to new accounts, the distribution fee will not be used for promotion expenses. The service and distribution fees are used during a closed period to cover services provided to current shareholders and to cover the compensation of financial professionals in connection with the prior sale of Fund shares, among other non-promotional distribution expenditures.

     The Distributor may pay certain dealers and other intermediaries additional compensation for sales and administrative services. The Distributor may provide cash and non-cash incentives to intermediaries who, for example, sell significant amounts of shares or develop particular distribution channels. The Distributor may compensate dealers with clients who maintain their investments in the Fund over a period of years. The incentives can include merchandise and trips to, and attendance at, sales seminars at resorts. The Distributor may pay for administrative services, such as technological and computer systems support for the maintenance of pension plan participant records, for subaccounting and for distribution through mutual fund supermarkets or similar arrangements.

     No interested Trustee of the Trust has any direct or indirect financial interest in the operation of the Distribution Plans. The Distributor's interest in the Distribution Plans is described above.

J.   CALCULATION OF PERFORMANCE DATA

     From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare the performance of its Class B, Class B(1), Class C, Class E or Class S shares to the performance of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. The Fund may also compare its performance to appropriate indices, such as the Consumer Price Index and/or to appropriate rankings and averages such as those compiled by Lipper Analytical Services, Inc. for the Money Market Instrument Fund category or those complied by Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal, Fortune Magazine, Investor's Daily or Donoghue's Money Fund Report.

Total Return
------------

     The average annual total return ("standard total return") of the Class B, Class B(1) Class C, Class E and Class S shares of the Fund will be calculated as set forth below. Standard total return is computed separately for each class of shares by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:

                                                 P(1+T)n = ERV

     Where:                P =                   a hypothetical initial payment
                                                 of $1,000

                           T =                   average annual total return

                           n =                   number of years

                           ERV = ending redeemable value at the end of the designated period assuming a hypothetical $1,000 payment made at the beginning of the designated period

     The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses and recurring charges are also taken into account as described later herein.

Yield
-----

     The Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. The yield is expressed as a simple annualized yield and as a compounded effective yield.

     The simple annualized yield for each of the Fund's Class B(1), Class B, Class C, Class E and Class S shares is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period, and annualizing the resulting quotient (base period return) on a 365-day basis. The net change in account value reflects the value of additional shares purchased with dividends from the original shares in the account during the seven-day period, and expenses accrued during the period. The compounded effective yield for each of the Fund's Class B(1), Class B, Class C, Class E, and Class S shares is computed by compounding the unannualized base period return, by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result.

     The simple annualized and compounded effective yields as quoted in advertisements will not be based on information as of a date more than 14 days prior to the date of publication. Actual yield will vary depending on market conditions, and principal is not insured. Actual yield also depends on the qualities, maturities and types of instruments held by the Fund as well as its operating expenses.

     Any net realized capital gains of the Fund in excess of any available loss carry forward will be distributed to shareholders of the Fund from time to time as is deemed appropriate in maintaining the Fund's net asset value at one dollar per share.

Accrued Expenses and Recurring Charges
--------------------------------------

     Accrued expenses include all recurring charges that are charged to all shareholder accounts in proportion to the length of the base period. The standard total return and yield results take sales charges, if applicable, into account although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for wire orders.

     Accrued expenses do not include the subsidization, if any, by affiliates of fees or expenses during the subject period. Subsidization can include the Investment Manager's waiver of a portion of its advisory fee, the Distributor's waiver of a portion of its Rule 12b-1 fee, or the assumption of a portion of the Fund's expenses by either of them or their affiliates. In the absence of such subsidization, the performance of the Fund would have been lower.

Nonstandardized Total Return
----------------------------

     The Fund may provide the above described standard total return results for Class B(1), Class B, Class C, Class E and Class S shares for periods which end no earlier than the most recent calendar quarter end and which begin one, five and ten years before. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except the result may or may not be annualized, and, as noted, any applicable sales charge, if any, may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

K.   CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As custodian State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

L.   INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Trust's independent accountants, providing professional services including (1) audits of the Fund's annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual income tax returns filed on behalf of the Fund.

M.   FINANCIAL STATEMENTS

     In addition to the reports provided to holders of record on a semiannual basis, other supplementary financial reports may be made available from time to time through electronic or other media. Shareholders with substantial holdings in one or more State Street Research Funds may also receive reports and other information which reflect or analyze their positions in a consolidated manner. For more information, call the State Street Research Service Center.

                    STATE STREET RESEARCH MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits
          (1)(a) Second Amended and Restated Master Trust Agreement, Amendment No. 1 and Amendment No. 2 (7)

          (1)(b) Amendment No. 3 to Second Amended and Restated Master Trust Agreement (8)

          (1)(c) Amendment No. 4 to Second Amended and Restated Master Trust Agreement (10)

          (1)(d) Amendment No. 5 to Second Amended and Restated Master Trust Agreement (11)

          (2)(a) Amended and Restated By-Laws of the Registrant (1)***

          (2)(b) Amendment No. 1 to Amended and Restated By-Laws effective September 30, 1992 (4)***

          (2)(c) Amendment No. 2 to Amended and Restated By-Laws effective August 2, 2000 (12)

          (3)    Not applicable

          (4)    Deleted

          (5)(a) Advisory Agreement with MetLife - State Street Investment Services, Inc. (2)*,***

          (5)(c) Transfer and Assumption of Responsibilities and Rights relating to the Advisory Agreement between State Street Financial Services, Inc. and State Street Research & Management Company
                 (4)*,***

          (6)(a) First Amended and Restated Distribution Agreement with State Street Research Investment Services, Inc. (9)

          (6)(b) Form of Selected Dealer Agreement (7)

          (6)(c) Form of Bank and Bank-Affiliated Broker-Dealer Agreement (7)

          (6)(d) Form of Supplement No. 1 to Selected Dealer Agreement (8)

          (7)    Not applicable

          (8)(a) Custodian Contract with State Street Bank and Trust Company
                 (2)***

          (8)(a)(i)Amendment to the Custodian Contract with State Street Bank and Trust Company (3)***

          (8)(a)(ii)Amendment to the Custodian Contract with State Street Bank and Trust Company (9)

          (8)(b) Data Access Services Addendum to Custodian Contract (10)

          (8)(c) Amendment dated November 17, 2000 to Custodian Contract (12)

          (9)     Not applicable (4)

          (10)    Opinion and consent of Goodwin, Procter & Hoar (2)***

          (11)    Consent of PricewaterhouseCoopers LLP

          (12)    Not applicable

          (13)(a) Purchase Agreement and Investment Letter (2)***

          (13)(b) Purchase Agreement and Investment Letter (2)***

          (14)(a) Deleted

          (14)(b) Deleted

          (14)(c) Deleted

          (15)(a) Plan of Distribution Pursuant to Rule 12b-1 (5)***

          (15)(b) Amendment No. 1 to Plan of Distribution Pursuant to Rule 12b-1 (6)***

          (15)(c) Rule 12b-1 Plan for Class B(1) Shares (10)

          (16)(a) Deleted

          (16)(b) Deleted

          (17)(a) First Amended and Restated Multiple Class Expense Allocation Plan (8)

          (17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan (10)

          (17)(c) State Street Research & Management Company Code of Ethics (revised May 1, 2002)

          (18)    Powers of Attorney

          (19)    Certificate of Board Resolution Respecting Powers of
                  Attorney

          (20)(a) Form of New Account Application

----------

* MetLife - State Street Investment Services, Inc. changed its name to State Street Financial Services, Inc. effective as of June 18, 1992, and subsequently changed its name to State Street Research Investment Services, Inc. effective October 28, 1992. Documents in this listing of Exhibits which were effective prior to the most recent name change accordingly refer to MetLife - State Street Investment Services, Inc. or State Street Financial Services, Inc.

** The MetLife - State Street Money Market Fund changed its name to MetLife - State Street Research Money Market Fund effective as of August 1, 1994, and to State Street Research Money Market Fund effective August 1, 1995. Documents in this listing of Financial Statements and Exhibits which were effective prior to the most recent name change accordingly refer to a former name of the Series.

*** Restated in electronic format in Post-Effective Amendment No. 12 filed on July 31, 1997

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

Footnote             Securities Act of 1933
Reference            Registration/Amendment                Date Filed
---------            ----------------------                ----------
      1           Pre-Effective Amendment No. 3           March 25, 1986

      2           Pre-Effective Amendment No. 4           July 18, 1986

      3           Post-Effective Amendment No. 3          July 17, 1989

      4           Post-Effective Amendment No. 7          April 1, 1993

      5           Post-Effective Amendment No. 8          June 1, 1993

      6           Post-Effective Amendment No. 9          July 15, 1994

      7           Post-Effective Amendment No. 10         July 28, 1995

      8           Post-Effective Amendment No. 11         July 29, 1996

      9           Post-Effective Amendment No. 12         July 31, 1997

     10           Post-Effective Amendment No. 15         July 30, 1999

     11           Post-Effective Amendment No. 16         July 28, 2000

     12           Post-Effective Amendment No. 17         July 27, 2001

Item 24. Not applicable

Item 25.  Indemnification

Under Article VI of the Registrant's Second Amended and Restated Master Trust Agreement, as further amended ("Master Trust Agreement") each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in whcih such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office of thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before which the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, or
(iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

     Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an office, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its covenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statments made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of an action, suit or proceeding) is asserted against the Registration by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
State Street Research &                    Investment Adviser               Various investment            Boston, MA
  Management Company                                                        advisory clients

Abbott, Christopher C.                     Managing Director                State Street Research.        Boston, MA
  Managing Director                        Vice President                   Investment Services, Inc.     Boston, MA
  (Executive Vice President until 4/02)                                     State Street Research
                                                                            Institutional Funds
Austin, Christopher P.                     None
  Vice President

Barghaan, Dennis C.                        Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)

Barnwell, Amy F.                           Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)
  (Vice President until 10/00)

Beatty, T. Kevin                           None
  Vice President

Bigley, Gary M.                            None
  Vice President

Borghi, Peter                              Senior Vice President            State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Borzilleri, John                           Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Financial Trust
  (Senior Vice President until 4/02)       IBT Fund Advisor                 Schroder Ventures Life        Boston, MA
                                           (Until 11/01)                    Science Advisers
                                           Senior Vice President            State Street Research         Boston, MA
                                           (Until 8/01)                     & Management Co.

Boss, Marilyn O.                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President (Until 4/01)      Deutsche Banc Alex. Brown     Boston, MA
                                           Director                         John Hancock Financial        Boston, MA
                                           (Until 6/00)                     Services, Inc.

Bradford, Daniel                           Acting General Counsel           DDJ Capital Management, LLC   Boston, MA
  Vice President                           (Until 1/02)
                                           Associate                        Goodwin Procter LLP           Boston, MA
                                           (Until 8/01)

Bray, Michael J.                           None
  Managing Director
  (Senior Vice President until 4/02)

Brezinski, Karen                           None
  Vice President

Bruno, Thomas                              Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Vice President         Phoenix Investment            Hartford, CT
                                           (Until 5/00)                     Partners

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Buffum, Andrea L.                          None
  Vice President

Burbank, John F.                           Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Capital Trust
  (Senior Vice President until 4/02)

Calame, Mara D.                            Senior Vice President,           State Street Research         Boston, MA
  Senior Vice President,                   Assistant Clerk and Counsel      Investment Services, Inc.
  Assistant Secretary,                     Assistant Secretary              State Street Research         Boston, MA
  and Counsel                                                               Institutional Funds
  (Vice President until 4/02)

Callahan, Michael                          None
  Vice President

Carley, Linda C.                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Institutional Funds

Carstens, Linda C.                         Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Clay, Janet L.                             Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President (Until 10/01)     John Hancock Funds            Boston, MA

Clifford, Jr., Paul J.                     Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Tax-Exempt Trust

Coleman, Thomas J.                         None
   Managing Director
  (Senior Vice President until 4/02)
  (Vice President until 10/00)

Crane, George                              Senior Vice President            Putnam Investments            Boston, MA
  Senior Vice President                    (Until 12/01)

Creelman, Christine A.                     Director/Credit Research         Freedom Capital               Boston, MA
  Vice President                           (Until 11/01)
                                           Senior Vice President            Back Bay Advisors, LP         Boston, MA
                                           (Until 6/01)

Cullen, Terrence J.                        Senior Vice President,           State Street Research         Boston, MA
  Senior Vice President, Assistant         Assistant Clerk and Counsel      Investment Services, Inc.
  Secretary and Counsel
  (Vice President until 4/02)              Assistant Secretary              State Street Research         Boston, MA
                                                                            Capital Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Growth Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Securities Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Equity Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Financial Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Income Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Tax-Exempt Trust

Davis, Richard S.                          Chairman, President and Chief    State Street Research         Boston, MA
  Director, Chairman of                    Executive Officer                Equity Trust
  the Board, President                     Chairman, President and Chief    State Street Research         Boston, MA
  and Chief Executive                      Executive Officer                Income Trust
  Officer                                  Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Tax-Exempt Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Capital Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Exchange Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Growth Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Master Investment Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Institutional Funds
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Securities Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Money Market Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Financial Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Investment Services, Inc.
                                           President and Chief Executive    SSRM Holdings, Inc.           Boston, MA
                                           Officer
                                           Senior Vice President            Metropolitan Life             New York, NY
                                           (until 10/00)                    Insurance Company

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Davis, Robert D.                           Vice President                   Wellington Management         Boston, MA
  Senior Vice President                    (Until 3/01)                     Company
  (Vice President until 4/02)

D'Vari, Ronald                             None
  Managing Director
  (Senior Vice President until 4/02)

De Luna, John (Juan)                       Principal                        State Street                  Boston, MA
  Senior Vice President                    (Until 3/01)                     Global Advisors
                                           Senior Vice President            State Street Research         Boston, MA
                                                                            Investment Services, Inc.

Depp, Maureen G.                           Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Securities Trust
  (Senior Vice President until 4/02)
  (Vice President until 4/01)              Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

DeVeuve, Donald                            Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Income Trust
  (Vice President until 4/02)                                               State Street Research         Boston, MA
                                                                            Securities Trust
                                                                            State Street Research         Boston, MA
                                                                            Institutional Funds

DiVasta, Vincent                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Dudley, Catherine                          Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Capital Trust

Ebel, Bruce A.                             Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Institutional Funds
                                           Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust

Etcheverry, Mirren                         Senior Vice President            Credit Agricole Asset         Boston, MA
  Senior Vice President                    (until 12/01)                    Management

Evascu, Caroline                           Vice President                   SG Cowen Asset                New York, NY
  Vice President                           (until 8/01)                     Management

Even, Karen L.                             Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Fahey, Lawrence L.                         Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Fechter, Michael                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President (Until 4/01)      Standish, Ayer & Wood         Boston, MA

Federoff, Alex G.                          Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.

Feliciano, Rosalina                        Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Income Trust
  (Vice President until 4/02)                                               State Street Research         Boston, MA
                                                                            Securities Trust
                                                                            State Street Research         Boston, MA
                                                                            Institutional Funds

Feeney, Kimberley                          Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Ficco, Bonnie A.                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Fleno, Phyllis A.                          None
  Vice President

Fochtman, Jr., Leo                         None
  Vice President

Forcione, Anthony F.                       None
  Vice President

Frank, Christopher                         Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President                   State Street Global           Boston, MA
                                                                            Advisors

Frey, Kenneth                              None
  Senior Vice President
  (Vice President until 4/02)


                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Gallivan Jr., Edward T.                    Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Equity Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Financial Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Income Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Capital Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Growth Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Securities Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Institutional Funds

Garrelick, Jenine K.                       Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
  (Asst. Vice President until 4/02)

Godfrey, Allison                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Goodman, Stephanie B.                      Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Govoni, Electra                            None
  Senior Vice President
  (Vice President until 4/02)

Grace, Evan S.                             Vice President                   State Street Research         Boston, MA
  Vice President                                                            Institutional Funds

Gray, Nancy Spalding                       Vice President                   Scudder-Kemper                Boston, MA
  Vice President                           (until 8/00)                     Investments

Hadelman, Peter J.                         Vice President                   Pioneer Investment            Boston, MA
  Vice President                           (until 5/00)                     Management
                                           Vice President                   State Street Research         Boston, MA
                                                                            Investment Services, Inc.

Hagstrom, Thomas W.                        Vice President                   Lehman Brothers               Boston, MA
  Senior Vice President                    (Until 7/01)
  (Vice President until 4/02)

Hamilton, Jr., William A.                  Treasurer and Director           Ellis Memorial and            Boston, MA
  Senior Vice President                                                     Eldredge House
                                           Treasurer and Director           Nautical and Aviation         Baltimore, MD
                                                                            Publishing Company, Inc.
                                           Treasurer and Director           North Conway Institute        Boston, MA

Harrington, Heidi                          Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)              Vice President                   Fleet Investment              Boston, MA
                                           (Until 5/00)                     Management

Hasson, Ira P.                             Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Haverty, Jr., Lawrence J.                  None
  Managing Director
  (Senior Vice President until 4/02)

Heineke, George R.                         None
  Vice President

Hickman, Joanne                            Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)

Holland, Thomas                            Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)
  (Vice President Until 4/01)

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Irvine, William A.                         Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Director (Until 7/00)            FleetBoston Financial         Boston, MA

Kallis, John H.                            Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Income Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust
                                           Trustee                          705 Realty Trust              Washington, D.C.

Kasper, M. Katherine                       Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Kayajanian, Jeffrey D.                     Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Regional Vice President          ReliaStar Retirement          Minneapolis, MN
                                           (Until 7/00)                     Plans

Keelan, David E.                           None
  Vice President

Kiessling, Dyann H.                        None
  Vice President

Kitterman, Melissa B.                      None
  Vice President
  (Asst. Vice President until 4/02)

Krauss, Clifford                           Managing Director                Trust Company of the West     Los Angeles, CA
  Managing Director                        (until 8/00)
  (Senior Vice President until 4/02)       Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

Lafferty, David F.                         Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Senior Investment Strategist     Metropolitan Life             New York, NY
                                           (Until 4/01)                     Insurance Company

Langholm, Knut                             Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Institutional Funds

Leary, Eileen M.                           None
  Senior Vice President
  (Vice President until 4/02)

Ledbury, Richard D.                        Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Leese, Reginald                            Portfolio Manager                Citizens Bank                 Boston, MA
  Senior Vice President                    (until 6/00)
  (Vice President until 4/02)

Loew, Christopher R.                       Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Vice President         Putnam Investments            Boston, MA
                                           (Until 2/01)

Loizeaux, Stephen                          Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Director                         MetLife, Taft Hartley         New York, NY
                                           (Until 4/01)                     Services

Lomasney, Mary T.                          Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Lombardo, John S.                          Managing Director                State Street Research         Boston, MA
  Managing Director                        and Chief Financial Officer      Investment Services, Inc.
  and Chief Financial Officer              Vice President                   State Street Research         Boston, MA
  (Executive Vice President until 4/02)                                     Capital Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Equity Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Growth Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Income Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds
                                           Senior Vice President            Metropolitan Property and     Warwick, RI
                                           (Until 7/01)                     Casualty Insurance Co.

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Lord, Peter D.                             Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President                   New England Financial         Boston, MA

Lubas, Amy C.                              None
  Vice President

Markel, Gregory S.                         None
  Vice President

Marsh, Eleanor H.                          Portfolio Manager                Evergreen Investment          Boston, MA
  Senior Vice President                    (Until 3/00)                     Management Company
  (Vice President until 4/02)              Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Growth Trust

Martin, Gloria J.                          None
  Vice President

McGrath, Ann E.                            None
  Vice President

McKenna, Barbara                           Director                         Standish, Ayer &              Boston, MA
  Managing Director                        (Until 7/01)                     Wood
  (Senior Vice President until 4/02)       Vice President
                                           (Until 11/00)

McKown, Elizabeth G.                       Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)
  (Vice President until 10/00)

McNamara, III, Francis J.                  Managing Director,               State Street Research         Boston, MA
  Managing Director,                       Clerk and General Counsel        Investment Services, Inc.
  Secretary and General Counsel            Secretary and General Counsel    State Street Research         Boston, MA
  (Executive Vice President until 4/02)                                     Master Investment Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Capital Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Growth Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Securities Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Equity Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Financial Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Income Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Secretary and General Counsel    SSRM Holdings, Inc.           Boston, MA
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Institutional Funds
                                           Director                         SSR Pegasus Funds             Luxembourg

Monahan, Kenneth                           Director                         Standish, Ayer &              Boston, MA
  Vice President                           (until 9/01)                     Wood
                                           Vice President                   State Street Research         Boston, MA
                                                                            Investment Services, Inc.

Monks, David                               Vice President                   Zurich Scudder Investments    Boston, MA
  Vice President                           (Until 4/01)
                                           Assistant Vice President         Putnam Investments            Andover, MA
                                           (Until 7/00)

Moore, James                               Director                         1838 Investment               Boston, MA
  Vice President                           (until 4/00)                     Advisors, Inc.

Morey, Andrew F.                           None
  Vice President

Moran, Mary Ruth                           Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Executive Vice President until 4/02)    President                        Precipio Partners             Boston, MA
                                           (Until 4/01)                     (Formerly M R Moran & Co.)

Mulligan, JoAnne C.                        None
  Senior Vice President

O'Connell, Deidre M.E.                     Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
  (Asst. Vice President until 4/02)

O'Connor, Daniel W.                        Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
  (Asst. Vice President until 4/02)

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Passalacqua, Barbara                       None
  Vice President
  (Assistant Vice President
    until 4/01)

Poritzky, Dean E.                          None
  Managing Director
  (Senior Vice President until 4/02)
  (Vice President until 4/00)

Ragsdale, Jr., E.K. Easton                 None
  Managing Director
  (Senior Vice President until 4/02)

Rawlins, Jeffrey A.                        Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Institutional Funds
  (Senior Vice President until 4/02)

Refojo, Michael F.                         Senior Vice President            Scudder Kemper                Boston, MA
  Managing Director                        (Until 12/00)                    Investments
  (Senior Vice President until 4/02)

Reilly, David C.                           Senior Vice President            Prudential                    Newark, NJ
  Senior Vice President                    (Until 6/01)                     Investments

Reiser, Jennifer                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
  (Asst. Vice President until 4/02)

Rice III, Daniel Joseph                    Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Equity Trust
  (Senior Vice President until 4/02)

Rolnick, Michael A.                        None
  Vice President

Romich, Douglas A.                         Treasurer                        State Street Research         Boston, MA
  Senior Vice President                                                     Equity Trust
  and Treasurer                            Treasurer                        State Street Research         Boston, MA
                                                                            Financial Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Income Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Capital Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Growth Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Institutional Funds
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Securities Trust
                                           Vice President and               SSRM Holdings, Inc.           Boston, MA
                                           Assistant Treasurer
                                           Senior Vice President and        State Street Research         Boston, MA
                                           Treasurer                        Investment Services, Inc.

Ryan, Michael J.                           None
  Senior Vice President

Sakala, Michael L.                         Vice President                   Zurich Scudder Investments    Boston, MA
  Vice President                           (Until 1/02)
                                           Vice President                   Putnam Investments            Boston, MA
                                           (Until 4/01)

Shean, William G.                          None
  Senior Vice President

Sheldon, Michael A.                        None
  Vice President

Silverstein, Jill                          None
  Vice President

Simi, Susan                                None
  Vice President

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Simmons, Amy L.                            Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Capital Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Growth Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Securities Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Equity Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Financial Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Income Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Tax-Exempt Trust

Smith, James                               Director of Customer Service     Brown and Company             Boston, MA
  Senior Vice President                    (until 11/17/00)                 Securities Corporation
  (Vice President until 4/02)              Vice President                   State Street Research         Boston, MA
                                                                            Investment Services, Inc.

Somers, Todd                               Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

St. John, Scott                            Vice President                   Eaton Vance Management        Boston, MA
  Vice President                           (Until 2/01)

Stambaugh, Kenneth D.                      None
  Senior Vice President
  (Vice President until 4/02)

Stolberg, Thomas B.                        None
  Vice President

Strelow, Daniel R.                         Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Institutional Funds
  Chief Investment Officer-
    Fixed Income
  (Executive Vice President until 4/02)
  (Senior Vice President Until 3/01)

Swanson, Amy McDermott                     None
  Managing Director
  (Senior Vice President until 4/02)

Synnestvedt, Jared A.                      Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Director of Sales                MetLife Investment            Boston, MA
                                           (Until 4/01)                     Partners
                                           Asst. Vice President             Putnam Investments            Boston, MA
                                           (Until 7/00)

Thorndike, Benjamin W.                     Managing Director                Scudder-Kemper                Boston, MA
  Managing Director                        (until 7/00)                     Investments
  (Senior Vice President until 4/02)       Senior Vice President            State Street Research         Boston, MA
                                                                            Investment Services, Inc.
                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

Tice, Robyn S.                             None
  Managing Director
  (Senior Vice President until 4/02)
  (Vice President until 10/00)

Trebino, Anne M.                           Vice President                   SSRM Holdings, Inc.           Boston, MA
  Managing Director
  (Senior Vice President until 4/02)

Truesdale, Anne Tucher                     Senior Analyst                   J.P. Morgan & Co.             New York, NY
  Vice President                           (until 6/00)

Wagenseller, Jon P.                        Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
                                           Director-New Prod. Dev.          MetLife Investments           Convent Station, NJ
                                           (Until 4/01)

Wallace, Julie K.                          None
  Vice President

Walsh III, Denis J.                        None
  Managing Director
  (Vice President until 4/02)

Walsh, Tucker                              Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Capital Trust
  (Vice President until 4/02)

Wardwell, Samuel                           Vice President                   Wellington Management         Boston, MA
  Managing Director                        (until 8/00)                     Company
  (Senior Vice President until 4/02)

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Weiss, James M.                            Vice President                   State Street Research         Boston, MA
  Director and Managing Director                                            Exchange Trust
  (Executive Vice President until 4/02)    Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Growth Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds
                                           Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Capital Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Equity Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Income Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Director                         State Street Research         Boston, MA
                                                                            Investment Services, Inc.

Welch, Timothy M.                          None
  Vice President

Westvold, Elizabeth McCombs                Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Institutional Funds
  (Senior Vice President until 4/02)       Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust

Wilkins, Kevin N.                          Managing Director                State Street Research         Boston, MA
  Managing Director                        (Executive Vice President        Investment Services, Inc.
  (Executive Vice President until 4/02)    until 4/02)

Wilson, John T.                            Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Master Investment Trust
  (Senior Vice President until 4/02)

Wipf, Barbara                              None
  Vice President

Wong, David                                Senior Vice President            Paine Webber/                 New York, NY
  Senior Vice President                    (until 4/01)                     UBS Warburg
  (Vice President until 4/02)

Woodworth, Jr., Kennard                    Vice President                   State Street Research         Boston, MA
  Senior Vice                                                               Exchange Trust
  President                                Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Growth Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Xie, Erin                                  Vice President                   State Street Research         Boston, MA
  Vice President                           Associate                        Investment Services, Inc.
                                           (Until 3/01)                     Sanford Bernstein             New York, NY

Yalamanchili, Kishore K.                   None
  Senior Vice President
  (Vice President until 4/02)

Yu, Mandy                                  Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Zuger, Peter A.                            Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Equity Trust
  (Senior Vice President until 4/02)       Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust

Zhu, Kevin                                 Vice President                   Zurich Scudder                Boston, MA
  Vice President                           (Until 6/01)                     Investments, Inc.

Item 27.  Principal Underwriters

     (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust and State Street Research Institutional Funds.

     (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows. The address for each person is One Financial Center, Boston, Massachusetts, unless otherwise indicated.


        (1)                        (2)                      (3)
                                Positions
 Name and Principal            and Offices          Positions and Offices
  Business Address           with Underwriter          with Registrant
 ------------------          ----------------       ---------------------
Richard S. Davis           Chairman of the Board,    Chairman of the Board,
                           President and Chief       President and Chief
                           Executive Officer         Executive Officer

James M. Weiss             Director                  None

John S. Lombardo           Managing Director and     Vice President
                           Chief Financial
                           Officer

Christopher C. Abbott      Managing Director         None

Dennis C. Barghaan         Managing Director         None

Amy F. Barnwell            Managing Director         None

Joanne Hickman             Managing Director         None

Thomas Holland             Managing Director         None

Elizabeth G. McKown        Managing Director         None

Francis J. McNamara, III   Managing Director,        Secretary
                           Clerk and General
                           Counsel

Mary Ruth Moran            Managing Director         None
                           and Head of Information
                           Technology and
                           Administration and
                           Operations

Michael F. Refojo          Managing Director         None

Benjamin W. Thorndike      Managing Director         None

Kevin N. Wilkins           Managing Director         None

Peter Borghi               Senior Vice President     None

Mara D. Calame             Senior Vice President,    None
                           Assistant Clerk and
                           Counsel

Linda C. Carstens          Senior Vice President     None

George H. Crane            Senior Vice President     None

Terrence J. Cullen         Senior Vice President,    Assistant Secretary
                           Assistant Clerk
                           and Counsel

John de Luna               Senior Vice President     None

        (1)                        (2)                      (3)
                                Positions
 Name and Principal            and Offices          Positions and Offices
  Business Address           with Underwriter          with Registrant
 ------------------          ----------------       ---------------------
Alex G. Federoff           Senior Vice President     None

Heidi Harrington           Senior Vice President     None

Ira P. Hasson              Senior Vice President     None

M. Katherine Kasper        Senior Vice President     None

Richard C. Ledbury         Senior Vice President     None

Mary T. Lomasney           Senior Vice President     None

Douglas A. Romich          Senior Vice President     Treasurer
                           and Treasurer

James Smith                Senior Vice President     None

Jon P. Wagenseller         Senior Vice President     None

Christopher P. Austin      Vice President            None

Marilyn O. Boss            Vice President            None

Daniel F. Bradford         Vice President            None

Thomas Bruno               Vice President            None

Linda C. Carley            Vice President            None

Vincent DiVasta            Vice President            None

Karen L. Even              Vice President            None

Lawrence L. Fahey          Vice President            None

Michael Fechter            Vice President            None

Bonnie A. Ficco            Vice President            None

Christopher Frank          Vice President            None

Edward T. Gallivan, Jr.    Vice President            Assistant Treasurer

Jenine K. Garrelick        Vice President            None

Allison Godfrey            Vice President            None

Stephanie B. Goodman       Vice President            None

Peter J. Hadelman          Vice President            None

William A. Irvine          Vice President            None

Jeffrey D. Kayajanian      Vice President            None

David F. Lafferty          Vice President            None

Christopher R. Loew        Vice President            None

Stephen Loizeaux           Vice President            None

Peter D. Lord              Vice President            None

Kenneth Monahan            Vice President            None

David Monks                Vice President            None

Dierdre M. E. O'Connell    Vice President            None

Daniel W. O'Connor, III    Vice President            None

Jennifer Reiser            Vice President            None

Michael Sakala             Vice President            None

Amy L. Simmons             Vice President            Assistant Secretary

Todd W. Somers             Vice President            None

Nancy Spalding Gray        Vice President            None

Jared A. Synnestvedt       Vice President            None

Mandy M. Yu                Vice President            None

Item 28.  Location of Accounts and Records

          Douglas A. Romich
          State Street Research & Management Company
          One Financial Center
          Boston, MA 02111

Item 29.  Management Services

     Under a Shareholders' Administrative Services Agreement between the Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant and received the amounts set forth below:

                  Year-end       Year-end       Year-end
Fund              3/31/00        3/31/01        3/31/02
----              -------        -------        -------
Money Market      $542,363       $622,256       $569,734

Item 30.  Undertakings

     (a) Deleted.

     (b) The Registrant undertakes to hold a special meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                     Notice

     A copy of the Second Amended and Restated Master Trust Agreement, as further amended ("Master Trust Agreement") of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this amendment to the Registrant's Registration Statement, shall not be binding upon any of the Trustees, shareholders, nominees, officers, assistant officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the Funds of the Registrant, as provided in the Master Trust Agreement. Each Fund of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities and obligations, and no other Fund shall be responsible for the same.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 30th day of July, 2002.


                                         STATE STREET RESEARCH MONEY
                                         MARKET TRUST


                                         By            *
                                           -----------------------------
                                           Richard S. Davis
                                           Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated:

Signature                               Capacity
---------                               --------

                       *                Chairman of the Board, Chief Executive
------------------------------------    Officer and President (principal
Richard S. Davis                        executive officer)


                       *                Treasurer (principal financial and
------------------------------------    accounting officer)
Douglas A. Romich


                       *                Trustee
------------------------------------
Bruce R. Bond


                       *                Trustee
------------------------------------
Steve A. Garban


                       *                Trustee
------------------------------------
Dean O. Morton


                       *                Trustee
------------------------------------
Susan M. Phillips


                       *                Trustee
------------------------------------
Toby Rosenblatt


                       *                Trustee
------------------------------------
Michael S. Scott Morton


                       *                Trustee
------------------------------------
James M. Storey


*By:  /s/ Francis J. McNamara, III
      ------------------------------
          Francis J. McNamara, III,
          Attorney-in-Fact under
          Powers of Attorney filed herein.

91755.C2

                                               1933 Act Registration No. 2-97506
                                                      1940 Act File No. 811-4295
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              --------------------


                                    FORM N-1A


                             REGISTRATION STATEMENT
                         UNDER THE SECURITIES ACT OF 1933        [ ]


                          Pre-Effective Amendment No. ___        [ ]

                          Post-Effective Amendment No. 18        [X]

                                     and/or

                             REGISTRATION STATEMENT
                     UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                                Amendment No. 22                 [X]


                              --------------------

                    STATE STREET RESEARCH MONEY MARKET TRUST
         (Exact Name of Registrant as Specified in Declaration of Trust)

                              --------------------


                                    EXHIBITS


================================================================================

                                INDEX TO EXHIBITS

(11)       Consent of PricewaterhouseCoopers LLP

(17) State Street Research & Management Company Code of Ethics (revised May 1, 2002)

(18)       Powers of Attorney

(19)       Certificate of Board Resolution Respecting Powers of Attorney

(20)(a)    Form of New Account Application